UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4803
Oppenheimer Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2011

Item 1. Reports to Stockholders.

OPPENHEIMER ROCHESTER
LIMITED TERM
MUNICIPAL FUND

March 31, 2011

Oppenheimer

Limited Term Municipal Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

"If you're looking for guidance about current market conditions and fixed-income strategies, it seems likely that portfolio managers with a long and focused track record in municipal bond investing would have sharper insights than any new media personality."

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Hospital/Health Care	17.5%
Marine/Aviation Facilities	16.8
Tobacco—Master Settlement Agreement	16.6
Electric Utilities	7.9
Industrial Conglomerates	4.3
Government Appropriation	3.4
Multifamily Housing	3.2
Sales Tax Revenue	3.1
Gas Utilities	2.8
Single-Family Housing	2.3
Portfolio holdings are subject to change. Percentages are as of March 31, 2011, and are based on total assets.

Credit Allocation

Credit Rating Breakdown	NRSRO Only Total

AAA	3.6%
AA	14.0
A	37.9
BBB	34.2
BB and Lower	3.4
Unrated	6.9

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of March 31, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term Municipal Fund. Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 9/11/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 1/31/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2010	March 31, 2011	March 31, 2011[1,2]

Actual
Class A	$1,000.00	$982.00	$4.21
Class B	1,000.00	977.10	8.42
Class C	1,000.00	977.60	7.97
Class Y	1,000.00	1,012.30	0.88

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.69	4.29
Class B	1,000.00	1,016.45	8.58
Class C	1,000.00	1,016.90	8.13
Class Y	1,000.00	1,022.29	2.68

1.	Actual expenses paid for Classes A, B and C are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 60/365 to reflect the period from January 31, 2011 (inception of offering) to March 31, 2011.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
Those annualized expense ratios based on the 6-month period ended March 31, 2011 for Classes A, B and C and for the period from January 31, 2011 (inception of offering) to March 31, 2011 for Class Y are as follows:

Class	Expense Ratios

Class A	0.85%
Class B	1.70
Class C	1.61
Class Y	0.53
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2011 / Unaudited

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Municipal Bonds and Notes—104.1%
Alabama—1.8%
$310,000	AL Drinking Water Finance Authority[1]	6.000%	08/15/2021	04/30/2011	A	$310,415
2,430,000	AL HFA (South Bay Apartments)[1]	5.950	02/01/2033	02/01/2013	A	2,446,791
145,000	Bayou La Batre, AL Utilities Board (Water & Sewer)[1]	5.750	03/01/2027	02/20/2023	B	141,308
40,000	Bessemer, AL GO1	6.250	02/01/2024	04/30/2011	A	40,034
25,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	5.625	05/15/2017	04/30/2011	A	25,023
155,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	6.000	05/15/2019	04/30/2011	A	155,101
1,470,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)	6.750	04/01/2011	04/01/2011		1,470,000
4,900,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	7.250	04/01/2015	04/30/2011	A	4,913,475
65,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.000	12/01/2021	02/01/2021	B	51,380
50,000	Birmingham, AL Special Care Facilities (Children’s Hospital of Alabama)[1]	5.375	06/01/2017	04/30/2011	A	50,065
2,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.000	11/01/2013	11/01/2013		2,125,320
200,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	7.000	02/01/2036	05/04/2033	B	184,574
7,470,000	Huntsville, AL Health Care Authority, Series A1	5.500	06/01/2025	06/01/2020	A	7,615,889
5,260,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	01/01/2018		5,068,536
4,180,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2019	01/01/2019		4,112,869
6,860,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2021	01/01/2021		6,628,475
1,445,000	Jefferson County, AL Sewer[1]	5.250	02/01/2015	02/01/2015		1,375,842
290,000	Jefferson County, AL Sewer[1]	5.625	02/01/2022	07/18/2021	B	166,231
700,000	Marshall County, AL Health Care Authority[1]	5.750	01/01/2032	12/22/2027	B	689,927
50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	02/15/2014	A	51,020
2,095,000	Morgan County-Decatur, AL Health Care Authority (Decatur General Hospital)[1]	6.250	03/01/2013	03/01/2013		2,050,879
15,756,000	Morgan County-Decatur, AL Health Care Authority (Decatur General Hospital)[1]	6.375	03/01/2024	04/30/2011	A	15,759,466
115,000	Satsuma, AL Waterworks & Sewer Board[1]	6.000	07/01/2025	04/30/2011	A	115,035
55,000	Tuskegee, AL Utilities Board[1]	5.500	02/01/2016	04/30/2011	A	55,085
150,000	Tuskegee, AL Utilities Board[1]	5.500	02/01/2022	04/30/2011	A	150,027

						55,752,767
16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Alaska—0.5%
$25,000	AK HFC (Veterans Mtg.)[1]	5.200%	12/01/2014	06/01/2012	A	$25,575
10,000	AK Industrial Devel. & Export Authority (Lake Dorothy Hydroelectric)[1]	5.250	12/01/2021	01/08/2020	B	9,385
500,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	5.500	01/01/2017	04/30/2011	A	500,420
105,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	6.000	01/01/2015	04/30/2011	A	105,203
16,630,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	4.625	06/01/2023	04/02/2014	B	14,517,325

						15,157,908
Arizona—3.5%
27,570,000	Apache County, AZ IDA (Tucson Electric Power Company)	5.875	03/01/2033	03/01/2033		26,846,563
36,075,000	AZ Health Facilities Authority (Banner Health System)[2]	6.000	01/01/2030	06/15/2016	A	36,338,567
1,375,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	05/08/2028	B	1,230,653
1,630,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)[1]	7.750	07/01/2021	07/01/2011	A	1,646,724
1,365,000	Litchfield Park, AZ Community Facility District[1]	6.375	07/15/2026	12/10/2022	B	1,205,022
1,040,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.000	01/01/2014	10/18/2012	B	1,004,474
15,000	Maricopa County, AZ IDA (Whispering Palms Apartments)[1]	5.600	07/01/2013	07/01/2013		14,367
17,135,000	Maricopa County, AZ IDA Health Facilities (Catholic Healthcare West)[1]	6.000	07/01/2021	04/30/2011	A	17,147,851
7,000,000	Maricopa County, AZ Pollution Control Corp. (Public Service Company of New Mexico)[1]	5.200	06/01/2043	06/01/2020	C	6,874,490
5,000,000	Mohave County, AZ IDA (Mohave Prison)[1]	6.750	05/01/2012	11/04/2011	B	5,111,800
3,530,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.000	05/01/2013	05/01/2013		3,695,592
1,200,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500	11/01/2017	10/16/2014	B	987,768
45,000	Pima County, AZ IDA (International Studies Academy)[1]	6.750	07/01/2031	11/29/2027	B	41,660
5,000	Scottsdale, AZ IDA (Scottsdale Memorial Hospitals)[1]	5.500	09/01/2012	03/07/2012	B	5,211
5,115,000	Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC Obligated Group)[1]	5.250	09/01/2030	09/30/2027	B	4,812,192
465,000	Tucson & Pima Counties, AZ IDA (Single Family Mtg.)[1]	6.350	01/01/2034	07/01/2016	A	470,203
425,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.250	07/01/2038	12/06/2012	B	417,469
1,750,000	Verrado, AZ Community Facilities District No. 1[1]	6.500	07/15/2027	07/03/2023	B	1,553,703

						109,404,309
17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Arkansas—0.1%
$465,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800%	12/01/2020	04/30/2011	A	$465,386
240,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	5.300	07/01/2024	07/01/2012	A	245,244
95,000	North Little Rock, AR Health Facilities Board (Baptist Health)[1]	5.600	07/01/2017	07/01/2011	A	95,390
875,000	Warren, AR Solid Waste Disposal (Potlatch Corp.)[1]	7.500	08/01/2013	08/01/2013		872,235

						1,678,255
California—10.5%
4,350,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2017		4,116,101
4,180,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	04/30/2011	A	4,180,334
3,000,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	01/05/2025	B	2,881,650
400,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	11/29/2017	B	345,072
17,440,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250	06/01/2021	01/12/2014	B	15,536,250
8,570,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450	06/01/2028	01/06/2020	B	6,811,436
2,860,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	05/29/2015	B	2,338,765
3,095,000	CA County Tobacco Securitization Agency (TASC)[1]	5.600	06/01/2036	05/28/2024	B	2,215,339
3,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.650	06/01/2041	02/24/2028	B	2,061,090
5,080,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	09/10/2015	B	4,616,348
9,000,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2027	04/14/2019	B	8,331,210
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	08/29/2024	B	1,839,246
5,310,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2029	11/14/2015	B	4,949,079
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	08/18/2024	B	101,246
2,400,000	CA GO1	5.375	06/01/2026	06/01/2011	A	2,401,080
45,795,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500	06/01/2027	11/01/2016	B	34,162,154
2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2033	10/10/2026	B	1,677,075
2,815,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	04/30/2011	A	2,815,225
18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$475,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.750%	07/01/2015	04/30/2011	A	$475,770
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[2]	5.750	11/15/2031	06/01/2030	A	51,523,500
50,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	05/17/2031	B	47,580
1,700,000	CA HFA, Series C1	5.750	08/01/2030	10/12/2012	A	1,725,891
2,000,000	CA Hi-Desert Memorial Health Care District[1]	5.500	10/01/2019	04/26/2018	B	1,828,200
10,065,000	CA Public Works[1]	5.375	03/01/2023	03/01/2020	A	10,131,832
10,225,000	CA Public Works[1]	6.625	11/01/2034	04/17/2019	A	10,637,783
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,538,085
70,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	04/30/2011	A	70,090
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	01/28/2028	B	587,274
1,810,000	CA Statewide CDA (Fairfield Apartments)[1]	6.500	01/01/2016	11/15/2013	B	1,797,402
305,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	04/07/2015	B	273,256
10,000	CA Veterans GO, Series BZ1	5.350	12/01/2021	04/30/2011	A	10,002
4,300,000	California County, CA Tobacco Securitization Authority (TASC)[1]	5.625	06/01/2023	02/15/2013	B	4,243,068
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	221,210
1,000,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	09/05/2017	B	937,570
2,850,000	Duarte, CA COP (Hope National Medical Center)	5.250	04/01/2019	04/30/2011	A	2,856,726
8,000,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	09/01/2011	A	8,019,600
2,000,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.850	01/15/2023	01/15/2023		1,843,560
750,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875	01/15/2026	01/15/2026		677,745
3,900,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875	01/15/2026	01/15/2026		3,524,274
9,000,000	Fresno, CA Airport[1]	5.800	07/01/2030	07/01/2011	A	8,998,380
4,315,000	Inland, CA Empire Tobacco Securitization Authority (TASC)[1]	4.625	06/01/2021	06/01/2021		3,309,174
25,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village Assessment District 03-1)[1]	5.800	09/02/2018	03/02/2014	A	25,125
175,000	Los Angeles, CA Parking System[1]	5.250	05/01/2020	05/01/2011	A	175,466
5,620,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.000	12/01/2012	06/07/2012	B	5,592,743
100,000	Los Angeles, CA State Building Authority[1]	5.300	10/01/2014	04/30/2011	A	100,702
45,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2028	09/05/2024	B	44,418
1,000,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2[1]	5.950	09/01/2034	09/01/2011	A	1,000,040
19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$17,985,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750%		06/01/2023	02/01/2016	B	$15,109,918
9,840,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.375		06/01/2038	02/17/2031	B	6,720,523
1,310,000	Northern, CA Inyo County Local Hospital District[1]	6.000		12/01/2021	08/04/2019	B	1,306,817
1,200,000	Oxnard, CA Harbor District[1]	5.750		08/01/2020	08/01/2013	A	1,206,648
4,550,000	Palomar Pomerado, CA Health Care District COP[1]	6.750		11/01/2039	08/05/2036	B	4,329,234
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750		10/01/2035	08/06/2034	B	123,453
500,000	Port of Oakland, CA1	5.750		11/01/2013	04/30/2011	A	501,395
145,000	Port of Oakland, CA1	5.750		11/01/2014	04/30/2011	A	145,326
3,275,000	Port of Oakland, CA1	5.750		11/01/2016	04/30/2011	A	3,279,585
1,455,000	Port of Oakland, CA1	5.750		11/01/2020	04/30/2011	A	1,455,058
940,000	Port of Oakland, CA1	5.750		11/01/2022	11/01/2022		936,259
35,530,000	Port of Oakland, CA1	5.750		11/01/2029	01/27/2027	B	33,572,652
1,895,000	Riverside County, CA Asset Leasing Corp. (Riverside County Hospital)[1]	5.700		06/01/2016	06/01/2012	A	1,932,161
465,000	Riverside County, CA Public Financing Authority COP[1]	5.750		05/15/2019	10/02/2015	B	409,279
1,370,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700		03/01/2034	09/01/2012	A	1,373,617
6,050,000	Sacramento, CA City Financing Authority (California EPA Building)	5.250		05/01/2019	04/30/2011	A	6,057,865
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125		01/01/2027	04/30/2011	A	425,221
1,975,000	San Marcos, CA Special Tax[1]	5.900		09/01/2028	05/02/2026	B	1,756,328
3,500,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise[1]	6.125		03/01/2013	09/05/2012	B	3,452,120
15,940,000	Southern CA Tobacco Securitization Authority[1]	4.750		06/01/2025	12/23/2014	B	13,264,312
6,615,000	Val Verde, CA Unified School District[1]	5.500		08/01/2033	08/16/2032	B	6,580,800
30,000	West Sacramento, CA Financing Authority (City Administration Facilities)[1]	5.300		09/01/2030	04/30/2011	A	29,997

							327,563,734
Colorado—0.6%
75,000	Broomfield, CO Water Activity[1]	5.400		12/01/2016	04/30/2011	A	75,989
100,000	Broomfield, CO Water Activity[1]	5.500		12/01/2019	04/30/2011	A	101,323
100,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.450		10/01/2028	11/17/2022	B	99,991
5,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.700		10/01/2021	04/30/2011	A	5,004
50,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.900		10/01/2038	04/30/2011	A	50,004
530,000	CO Hsg. & Finance Authority (Single Family)	5.483	[3]	11/01/2029	11/22/2024	B	177,370
400,000	CO Hsg. & Finance Authority (Single Family)[1]	5.900		08/01/2023	10/23/2011	A	409,540
20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Colorado Continued
$190,000	CO Hsg. & Finance Authority (Single Family)[1]	6.450%	04/01/2030	04/01/2016	A	$194,131
535,000	CO Hsg. & Finance Authority (Single Family)[1]	6.800	04/01/2030	12/12/2011	A	548,482
580,000	CO Hsg. & Finance Authority (Single Family)[1]	6.900	04/01/2029	03/24/2012	A	616,673
30,000	CO Hsg. & Finance Authority (Single Family)[1]	7.250	10/01/2031	02/27/2012	A	30,813
15,000	CO Hsg. & Finance Authority (Single Family)[1]	7.450	10/01/2016	10/01/2016		15,577
250,000	CO Hsg. & Finance Authority (Single Family)[1]	7.500	04/01/2031	09/11/2012	A	260,425
225,000	CO Hsg. & Finance Authority, Series D-2[1]	6.350	11/01/2029	06/20/2014	A	234,853
3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000	01/15/2034	05/05/2032	B	3,608,475
50,000	CO Technical Center Metropolitan District[1]	5.400	12/01/2018	04/30/2011	A	50,032
25,000	Colorado Springs, CO COP (Colorado Springs Recreational Facilities Authority)[1]	5.450	12/01/2014	04/30/2011	A	25,094
910,000	Colorado Springs, CO Hospital[1]	6.375	12/15/2030	08/20/2028	B	898,343
1,950,000	Colorado Springs, CO Hospital (Memorial Health System)[1]	5.750	12/15/2024	12/15/2014	A	1,986,212
25,000	Colorado Springs, CO Public Facilities Authority COP (Old City Hall)[1]	5.400	12/01/2016	04/30/2011	A	25,093
100,000	Colorado Springs, CO Public Facilities Authority COP (Old City Hall)[1]	5.500	12/01/2020	04/30/2011	A	100,324
45,000	Denver, CO City & County Airport[1]	5.500	11/15/2017	04/30/2011	A	45,077
25,000	Denver, CO City & County Airport[1]	6.125	11/15/2025	04/30/2011	A	25,082
1,655,000	Denver, CO City & County Airport, Series A	6.000	11/15/2014	04/30/2011	A	1,660,958
2,465,000	Denver, CO City & County Airport, Series A	6.000	11/15/2015	04/30/2011	A	2,473,874
2,460,000	Denver, CO City & County Airport, Series A	6.000	11/15/2016	04/30/2011	A	2,468,856
15,000	Denver, CO City & County Airport, Series A	6.000	11/15/2017	04/30/2011	A	15,054
1,385,000	Denver, CO City & County Airport, Series A	6.000	11/15/2018	04/30/2011	A	1,389,986
500,000	Denver, CO City & County Multifamily Hsg. (National Boston Lofts Associates)[1]	5.750	10/01/2027	01/08/2022	B	463,340
420,000	Eagle County, CO Airport Terminal Corp.[1]	5.050	05/01/2015	06/01/2013	B	407,618
70,000	Interlocken, CO Metropolitan District	5.750	12/15/2011	04/30/2011	A	70,512
50,000	University of Colorado[1]	6.000	12/01/2022	06/01/2012	A	53,090

						18,587,195
Connecticut—0.4%
935,000	CT Devel. Authority (Bridgeport Hydraulic Company)[1]	6.150	04/01/2035	04/01/2035		888,437
215,000	CT Devel. Authority (Bridgeport Hydraulic Company)[1]	6.150	04/01/2035	04/01/2035		204,293
60,000	CT Devel. Authority (Church Homes)[1]	5.800	04/01/2021	03/08/2017	B	58,188
7,555,000	CT Devel. Authority Pollution Control (Connecticut Light & Power Company)[1]	5.950	09/01/2028	10/01/2012	A	7,577,061
30,000	CT GO1	5.650	03/15/2012	04/30/2011	A	30,130
125,000	CT H&EFA (Bridgeport Hospital)[1]	5.375	07/01/2019	04/30/2011	A	125,054
21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Connecticut Continued
$35,000	CT H&EFA (Bridgeport Hospital)[1]	5.375%	07/01/2025	02/24/2023	B	$33,715
55,000	CT H&EFA (Bridgeport Hospital)[1]	6.625	07/01/2018	06/30/2011	A	55,646
435,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)	6.500	07/01/2012	04/30/2011	A	436,436
185,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375	07/01/2026	04/30/2011	A	185,043
5,000	CT H&EFA (New Horizons)	5.875	11/01/2012	04/30/2011	A	5,019
300,000	CT H&EFA (William W Backus Hospital)	5.000	07/01/2017	04/30/2011	A	300,300
30,000	CT HFA[1]	5.200	11/15/2020	04/30/2011	A	30,014
130,000	CT HFA, Series C1	5.500	11/15/2035	04/14/2033	B	128,266
100,000	CT Special Obligation Parking (Bradley International Airport Parking Company)[1]	6.500	07/01/2018	03/09/2016	B	96,795
175,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2014	04/30/2011	A	175,439
865,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2020	03/07/2018	B	860,710

						11,190,546
Delaware—0.0%
190,000	DE Hsg. Authority (Multifamily Mtg.)[1]	6.950	07/01/2014	07/01/2014		204,524
District of Columbia—1.0%
200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450	11/01/2034	11/16/2033	B	174,932
10,000	District of Columbia HFA (Single Family), Series B1	5.850	12/01/2018	11/01/2011	A	10,335
20,000	District of Columbia HFA (Single Family), Series B1	5.900	12/01/2028	09/01/2011	A	20,451
9,915,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250	05/15/2024	10/22/2012	B	9,453,853
6,180,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	12/13/2019	B	6,044,782
15,050,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	10/03/2025	B	14,158,137

						29,862,490

Florida—6.5%
4,005,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250	05/01/2016	05/01/2016		3,607,664
15,000	Baker County, FL Hospital Authority[1]	5.300	12/01/2023	11/04/2019	B	11,969
1,290,000	Baker County, FL Hospital Authority (Baker County Medical Services)[1]	5.100	12/01/2013	12/13/2012	B	1,210,962
15,000	Bay County, FL Water System[1]	6.250	09/01/2014	04/30/2011	A	15,069
740,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.125	05/01/2012	11/06/2011	B	728,634
80,000	Broward County, FL Airport System[1]	5.125	10/01/2017	04/30/2011	A	80,082
22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$30,000	Broward County, FL Airport System (Passenger Facility)[1]	5.250%	10/01/2014	04/30/2011	A	$30,067
105,000	Broward County, FL Airport System (Passenger Facility)[1]	5.250	10/01/2015	04/30/2011	A	105,183
245,000	Broward County, FL HFA[1]	5.400	10/01/2038	01/16/2019	B	226,870
70,000	Broward County, FL HFA (Bridgewater Place Apartments)[1]	5.500	04/01/2041	06/24/2038	B	62,494
365,000	Broward County, FL HFA (Cross Keys Apartments)	5.800	10/01/2033	08/20/2031	B	342,706
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750	10/01/2045	04/01/2016	A	45,474
220,000	Broward County, FL HFA (Pompano Oaks Apartments)[1]	6.100	12/01/2038	04/30/2011	A	220,070
75,000	Broward County, FL HFA (Praxis of Deerfield Beach III)[1]	5.300	09/01/2023	05/01/2011	A	75,026
90,000	Broward County, FL HFA (Praxis of Deerfield Beach)[1]	5.350	03/01/2031	12/15/2027	B	88,160
30,000	Broward County, FL HFA (Stirling Apartments)[1]	5.300	10/01/2023	09/27/2020	B	29,146
80,000	Broward County, FL HFA (Stirling Apartments)[1]	5.650	10/01/2028	06/15/2024	B	75,504
50,000	Broward County, FL HFA (Venice Homes Apartments)[1]	5.650	01/01/2022	07/01/2011	A	50,067
35,000	Broward County, FL Port Facilities[1]	5.000	09/01/2027	12/29/2023	B	31,800
105,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	6.000	10/01/2016	04/30/2011	A	105,089
80,000	Collier County, FL HFA (Saxon Manor Isle Apartments)	5.450	03/01/2030	05/16/2027	B	79,530
375,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.400	12/01/2027	12/01/2011	A	375,019
240,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.450	06/01/2039	08/11/2034	B	229,994
850,000	Collier County, FL IDA (Allete)[1]	6.500	10/01/2025	10/01/2025		825,962
5,000	Cypress Club, FL Special Recreational District[1]	7.100	09/01/2013	04/30/2011	A	5,027
205,000	Dade County, FL GO (Seaport)	5.125	10/01/2021	04/30/2011	A	205,580
210,000	Dade County, FL GO (Seaport)[1]	5.400	10/01/2021	04/30/2011	A	210,630
175,000	Dade County, FL GO (Seaport)[1]	5.450	10/01/2016	04/30/2011	A	175,656
210,000	Dade County, FL GO (Seaport)[1]	5.500	10/01/2026	04/30/2011	A	210,462
1,700,000	Dade County, FL GO (Seaport)[1]	5.750	10/01/2015	04/30/2011	A	1,706,817
70,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900	11/01/2022	08/22/2020	B	69,360
500,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950	11/01/2027	09/18/2025	B	477,180
305,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000	11/01/2032	09/15/2030	B	282,104
735,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	10/30/2036	B	657,428
23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$110,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700%	09/01/2022	04/30/2011	A	$110,073
170,000	Dade County, FL HFA (Siesta Pointe Apartments)	5.750	09/01/2029	04/30/2011	A	170,017
1,155,000	Dade County, FL Res Rec[1]	5.500	10/01/2013	04/30/2011	A	1,158,222
1,300,000	East Homestead, FL Community Devel. District[4]	5.000	05/01/2011	05/01/2011		1,029,080
80,000	Enterprise, FL Community Devel. District[1]	5.750	05/01/2017	05/01/2011	A	80,286
5,000	Enterprise, FL Community Devel. District	6.100	05/01/2016	04/30/2011	A	5,019
4,000,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.750	11/01/2027	11/01/2027		3,920,280
4,780,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	08/29/2018	B	4,870,677
5,000	Escambia County, FL School Board COP[1]	5.500	02/01/2016	04/30/2011	A	5,017
885,000	Fiddler’s Creek, FL Community Devel. District[1]	5.800	05/01/2021	10/21/2011	B	818,067
1,000,000	Fiddler’s Creek, FL Community Devel. District[1]	5.875	05/01/2021	07/28/2016	B	929,770
230,000	FL Capital Projects Finance Authority (Peerless Group)[1]	7.500	08/01/2019	01/20/2016	B	190,442
15,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	08/01/2011	A	15,068
150,000	FL HFA[1]	6.300	09/01/2036	09/01/2036		138,365
25,000	FL HFA (Brittany of Rosemont)[1]	6.050	07/01/2015	04/30/2011	A	25,019
20,000	FL HFA (Grand Court Apartments)[1]	5.300	08/15/2031	07/03/2029	B	19,560
20,000	FL HFA (Holly Cove Apartments)[1]	6.050	10/01/2015	04/28/2011	A	20,015
285,000	FL HFA (Holly Cove Apartments)	6.250	10/01/2035	10/29/2031	B	259,815
35,000	FL HFA (Homeowner Mtg.)[1]	5.900	07/01/2029	06/30/2011	A	35,402
110,000	FL HFA (Hsg. Partners of Gainesville)[1]	5.600	07/01/2027	06/23/2024	B	98,117
55,000	FL HFA (Landings at Sea Forest)[1]	5.850	12/01/2018	04/30/2011	A	54,995
215,000	FL HFA (Landings at Sea Forest)[1]	6.050	12/01/2036	12/01/2036		190,555
140,000	FL HFA (Leigh Meadows Apartments)[1]	6.100	09/01/2016	04/30/2011	A	140,097
60,000	FL HFA (Mar Lago Village Apartments)[1]	5.900	12/01/2027	10/04/2023	B	55,218
50,000	FL HFA (Mar Lago Village Apartments)[1]	6.000	06/01/2039	12/09/2034	B	43,606
90,000	FL HFA (Mar Lago Village Associates)[1]	6.000	06/01/2039	06/01/2011	A	90,024
190,000	FL HFA (Reserve at Kanpaha)[1]	5.500	07/01/2020	01/16/2017	B	181,883
60,000	FL HFA (Reserve at North Shore)[1]	5.500	11/01/2020	05/14/2017	B	57,371
25,000	FL HFA (Reserve at North Shore)[1]	5.600	11/01/2027	10/21/2024	B	22,270
110,000	FL HFA (Spinnaker Cove Apartments)[1]	6.375	07/01/2026	05/14/2022	B	107,371
2,665,000	FL HFA (St. Cloud Village Associates)[1]	5.950	02/01/2030	04/30/2011	A	2,665,933
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300	09/01/2036	08/06/2032	B	68,354
165,000	FL HFA (Villas of Capri)[1]	6.100	04/01/2017	04/30/2011	A	165,233
70,000	FL HFA (Wentworth Apartments)[1]	5.300	05/01/2039	06/11/2037	B	61,664
550,000	FL HFA (Wentworth Apartments)[1]	5.375	11/01/2029	09/11/2027	B	536,410
20,000	FL HFA (Wentworth Apartments)[1]	5.400	11/01/2034	09/10/2032	B	17,984
50,000	FL HFA (Westlake Apartments)[1]	5.300	09/01/2031	07/22/2029	B	48,661
75,000	FL HFA (Willow Lake Apartments)[1]	5.400	01/01/2032	02/01/2030	B	62,967
24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Florida Continued
$25,000	FL HFA (Windchase Apartments)[1]	5.750%		12/01/2017	04/30/2011	A	$25,003
95,000	FL HFA (Windchase Apartments)[1]	6.000		06/01/2039	06/01/2039		83,899
220,000	FL HFA (Windchase Apartments)[1]	6.000		06/01/2039	07/26/2034	B	191,864
80,000	FL HFA (Windchase Apartments), Series C1	5.900		12/01/2027	08/21/2023	B	73,624
765,000	FL HFA (Woodbridge Apartments)[1]	6.050		12/01/2016	04/30/2011	A	765,490
1,750,000	FL HFA (Woodbridge Apartments)[1]	6.150		12/01/2026	09/13/2022	B	1,667,068
3,525,000	FL HFA (Woodbridge Apartments)[1]	6.250		06/01/2036	09/07/2032	B	3,190,689
20,000	FL HFA (Worthington Apartments)[1]	5.950		12/01/2015	04/30/2011	A	20,013
280,000	FL HFA (Worthington Apartments)[1]	6.050		12/01/2025	09/11/2021	B	265,387
230,000	FL HFA (Worthington Apartments)	6.200		12/01/2035	12/26/2031	B	208,254
15,000	FL HFC (Andrews Place Apartments)[1]	5.000		11/01/2033	09/17/2031	B	13,963
180,000	FL HFC (Ashton Lake Apartments)[1]	5.700		07/01/2033	04/30/2011	A	180,000
125,000	FL HFC (Ashton Lake Apartments)[1]	5.875		01/01/2041	04/30/2011	A	125,004
25,000	FL HFC (Ashton Point Apartments)[1]	5.750		07/01/2036	04/30/2011	A	25,000
425,000	FL HFC (Bernwood Trace Associates)	5.832	[3]	12/01/2029	12/01/2011	A	139,770
450,000	FL HFC (Brittany of Rosemont)	6.250		07/01/2035	02/11/2031	B	405,509
50,000	FL HFC (Deer Meadows Apartments)[1]	5.800		11/01/2019	11/01/2011	A	50,319
40,000	FL HFC (Deer Meadows Apartments)[1]	5.875		11/01/2025	11/01/2011	A	40,094
20,000	FL HFC (Grande Court Apartments)[1]	5.375		02/15/2035	09/09/2033	B	19,513
15,000	FL HFC (Hampton Court Apartments)[1]	5.600		03/01/2032	04/30/2011	A	15,001
100,000	FL HFC (Holly Cove Apartments)[1]	6.150		10/01/2025	07/04/2021	B	95,751
5,410,000	FL HFC (Homeowner Mtg.)[1]	5.750		01/01/2037	08/10/2012	A	5,604,652
45,000	FL HFC (Hunters Ridge-Deerwood)[1]	5.300		12/01/2028	04/30/2011	A	45,005
120,000	FL HFC (Leigh Meadows Apartments)[1]	6.300		09/01/2036	09/14/2032	B	109,367
50,000	FL HFC (Logan Heights Apartments)[1]	5.700		04/01/2021	04/01/2021		48,086
120,000	FL HFC (Logan Heights Apartments)[1]	5.850		10/01/2033	03/05/2031	B	105,832
150,000	FL HFC (Logan Heights Apartments)[1]	6.000		10/01/2039	03/12/2037	B	130,761
20,000	FL HFC (Logan’s Pointe Apartments)[1]	5.900		12/01/2019	04/30/2011	A	20,171
5,040,000	FL HFC (Logan’s Pointe Apartments)[1]	6.000		06/01/2039	12/01/2011	A	5,052,550
200,000	FL HFC (Logan’s Pointe Apartments)	6.276	[3]	12/01/2029	12/01/2011	A	61,874
25,000	FL HFC (Marina Bay Apartments)[1]	5.750		08/01/2033	04/30/2011	A	25,001
125,000	FL HFC (Peacock Run Apartments)[1]	5.400		08/01/2042	08/02/2039	B	119,366
350,000	FL HFC (Raceway Pointe Apartments)[1]	5.950		09/01/2032	12/19/2030	B	337,673
110,000	FL HFC (Raceway Pointe Partners)[1]	5.750		09/01/2027	03/30/2024	B	100,911
15,000	FL HFC (River Trace Senior Apartments)	5.700		07/01/2035	04/30/2011	A	15,000
20,000	FL HFC (Sanctuary Winterlakes)[1]	5.850		09/01/2026	09/01/2011	A	20,042
245,000	FL HFC (Spring Harbor Apartments)	5.500		08/01/2019	08/01/2011	A	245,260
95,000	FL HFC (Spring Harbor Apartments)[1]	5.900		08/01/2039	04/25/2035	B	85,399
25,000	FL HFC (Sundance Pointe Associates)[1]	5.750		08/01/2033	04/30/2011	A	25,001
20,000	FL HFC (Waterbridge Apartments)[1]	5.125		08/01/2027	05/04/2027	B	17,337
50,000	FL HFC (Waverly Apartments)[1]	6.200		07/01/2035	07/01/2012	A	50,352
25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$295,000	FL HFC (Westwood Apartments)[1]	5.450%	02/01/2041	07/04/2040	B	$284,457
40,000	FL HFC (Winterlakes Sanctuary), Series H-1[1]	6.000	09/01/2032	09/01/2011	A	40,077
180,000	FL HFC (Woodridge Apartments)[1]	5.850	10/01/2033	01/30/2032	B	158,747
35,000	FL HFC (Woodridge Apartments)[1]	6.000	10/01/2039	03/03/2037	B	30,511
50,000	FL HFC (Woods Vero Beach)[1]	5.750	10/01/2024	10/01/2011	A	50,042
1,500,000	FL Intergovernmental Finance Commission[1]	5.125	02/01/2031	05/22/2027	B	1,458,945
7,900,000	FL Municipal Loan Council[1]	5.375	11/01/2030	11/20/2028	B	7,871,165
145,000	FL Municipal Loan Council[1]	5.750	11/01/2013	11/01/2011	A	146,531
95,000	FL Ports Financing Commission	5.125	06/01/2011	04/30/2011	A	95,328
570,000	FL Ports Financing Commission[1]	5.375	06/01/2016	04/30/2011	A	570,912
1,830,000	FL Ports Financing Commission[1]	5.375	06/01/2027	08/26/2022	B	1,764,761
35,000	FL Ports Financing Commission[1]	5.500	10/01/2018	10/01/2011	A	35,208
130,000	FL Ports Financing Commission[1]	5.500	10/01/2023	10/01/2011	A	130,134
955,000	FL Ports Financing Commission[1]	5.500	10/01/2029	05/30/2027	B	918,051
25,000	FL State Board of Regents (Florida International University)	5.375	07/01/2016	04/30/2011	A	25,092
5,000	FL State Board of Regents (University Central Florida)	6.000	10/01/2013	04/30/2011	A	5,021
10,000	Gainesville, FL Utilities System[1]	6.000	10/01/2014	04/30/2011	A	10,044
600,000	Gulf Breeze, FL GO1	6.050	12/01/2015	04/30/2011	A	601,566
1,640,000	Halifax, FL Hospital Medical Center[1]	5.250	06/01/2026	07/08/2024	B	1,568,168
3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/VMNRC/SJR/CHFTEH/SANC Obligated Group)[1]	5.250	08/15/2024	03/11/2023	B	3,401,545
25,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	06/20/2011	A	25,758
580,000	Highlands, FL Community Devel. District[4]	5.000	05/01/2011	05/01/2011		289,304
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)[1]	7.125	04/01/2030	04/01/2030		1,793,880
95,000	Jacksonville, FL Capital Improvement (Gator Bowl)[1]	5.250	10/01/2025	07/08/2022	B	94,714
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	05/28/2028	B	3,428,094
5,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	05/19/2021	B	5,473,230
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	01/30/2029	B	2,798,460
13,020,000	Jacksonville, FL Port Authority[1]	6.000	11/01/2038	11/01/2012	A	13,070,778
5,000	Jacksonville, FL Sales Tax (River City Renaissance)[1]	5.125	10/01/2018	05/31/2011	A	5,026
100,000	Lake County, FL Sales Tax[1]	5.300	10/01/2018	10/01/2011	A	100,858
165,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2016	04/30/2011	A	165,231
40,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2025	03/19/2022	B	39,416
25,000	Lakeland, FL Light & Water[1]	5.750	10/01/2019	04/01/2012	A	26,351
4,550,000	Lee County, FL Airport[1]	5.750	10/01/2025	10/01/2011	A	4,565,880
26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$155,000	Lee County, FL Airport[1]	6.000%	10/01/2029	10/01/2011	A	$155,623
15,480,000	Lee County, FL Airport[1]	6.000	10/01/2032	10/01/2011	A	15,518,390
20,000	Lee County, FL COP (Master Lease)[1]	5.125	10/01/2012	04/30/2011	A	20,061
90,000	Lexington Oaks, FL Community Devel. District[1]	6.700	05/01/2033	04/10/2013	A	90,634
10,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.500	03/01/2035	03/01/2035		10,318
5,000	Manatee County, FL HFA, Series A4	9.125	06/01/2016	03/05/2013	B	4,756
20,000	Manatee County, FL Port Authority[1]	5.400	10/01/2013	04/30/2011	A	20,055
35,000	Martin County, FL Health Facilities Authority (Martin Memorial Medical Center)[1]	5.250	11/15/2020	11/28/2019	B	33,621
10,125,000	Martin County, FL IDA (Indiantown Cogeneration)	7.875	12/15/2025	04/30/2011	A	10,175,625
270,000	Martin County, FL IDA (Indiantown Cogeneration)	8.050	12/15/2025	04/30/2011	A	271,620
2,000,000	Miami Beach, FL Stormwater[1]	5.250	09/01/2025	09/01/2011	A	2,001,860
70,000	Miami, FL Community Redevel. (Southeast Overtown/Park West)[1]	8.500	10/01/2015	04/30/2011	A	70,242
5,705,000	Miami-Dade County, FL (Parks Program)[1]	6.000	11/01/2024	04/30/2011	A	5,751,096
25,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2015	04/30/2011	A	25,040
50,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2017	04/30/2011	A	50,049
15,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.250	10/01/2022	10/01/2012	A	15,185
2,650,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.375	10/01/2025	10/01/2012	A	2,671,227
5,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2018	10/01/2012	A	5,152,450
3,500,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2020	10/01/2012	A	3,585,610
50,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2024	04/30/2011	A	50,651
4,225,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000	10/01/2024	10/01/2011	A	4,270,799
5,310,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000	10/01/2029	10/01/2011	A	5,361,029
25,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.000	10/01/2015	04/28/2011	A	25,039
35,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.050	10/01/2019	04/30/2011	A	35,035
20,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.100	10/01/2029	04/30/2011	A	20,006
4,985,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.200	10/01/2039	04/30/2011	A	4,986,246
1,235,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1]	5.450	10/01/2038	05/15/2014	B	1,136,299
27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Florida Continued
$200,000	Miami-Dade County, FL HFA (Marbrisa Apartments)[1]	6.050%		08/01/2029	05/22/2028	B	$193,808
1,335,000	Miami-Dade County, FL HFA (Sunset Bay Apartments)[1]	6.050		01/01/2041	01/01/2013	A	1,342,543
3,280,000	Miami-Dade County, FL IDA (BAC Funding Corp.)[1]	5.250		10/01/2020	04/30/2011	A	3,356,916
75,000	Miami-Dade County, FL Public Service Tax Revenue (UMSA Public Improvements)[1]	5.250		10/01/2016	04/30/2011	A	75,510
20,000	Miami-Dade County, FL Special Obligation, Series B	5.426	[3]	10/01/2031	10/01/2031		4,430
25,000	Naples, FL Hospital Revenue (Naples Community Hospital)	5.375		10/01/2011	04/30/2011	A	25,059
10,000	North Palm Beach Heights, FL Water Control District, Series A1	6.500		10/01/2012	04/30/2011	A	10,048
30,000	North Palm Beach Heights, FL Water Control District, Series B1	6.500		10/01/2012	04/30/2011	A	30,144
235,000	Oakland, FL Charter School[1]	6.950		12/01/2015	01/24/2014	B	242,595
25,000	Okaloosa County, FL Airport[1]	5.500		10/01/2023	09/08/2019	B	23,226
1,190,000	Orange County, FL HFA[1]	5.650		09/01/2034	09/01/2013	A	1,231,400
20,000	Orange County, FL HFA (Homeowner)[1]	5.000		09/01/2017	03/01/2012	A	20,190
40,000	Orange County, FL HFA (Loma Vista)[1]	5.400		09/01/2019	07/11/2017	B	38,686
15,000	Orange County, FL HFA (Loma Vista)[1]	5.450		09/01/2024	07/13/2022	B	13,578
120,000	Orange County, FL HFA (Loma Vista)[1]	5.500		03/01/2032	05/26/2029	B	98,558
960,000	Orange County, FL HFA (Seminole Pointe)[1]	5.650		12/01/2017	01/25/2015	B	942,806
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250		11/01/2023	11/14/2022	B	1,159,536
235,000	Osceola County, FL HFA (Tierra Vista Apartments)[1]	5.800		12/01/2029	04/30/2011	A	235,035
120,000	Palm Beach County, FL Health Facilities Authority (ACTS Retirement/Life Communities)[1]	5.125		11/15/2029	10/17/2029	B	104,660
100,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250		08/01/2018	04/30/2011	A	100,096
210,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250		08/01/2023	04/30/2011	A	210,046
5,000	Palm Beach County, FL Health Facilities Authority (Life Care Retirement Communities)	5.500		10/01/2011	04/30/2011	A	5,011
35,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)	5.600		12/01/2012	04/30/2011	A	35,084
140,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.800		12/01/2017	06/01/2011	A	141,341
400,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.850		12/01/2022	04/30/2011	A	400,320
250,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.900		06/01/2029	04/30/2011	A	250,055
28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$80,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)	6.100%	08/01/2029	04/30/2011	A	$80,038
130,000	Palm Beach County, FL HFA (Pinnacle Palms Apartments)[1]	5.650	07/01/2031	07/01/2011	A	130,036
945,000	Palm Beach County, FL HFA (Windsor Park Apartments)	5.850	12/01/2033	10/19/2031	B	908,476
230,000	Palm Beach County, FL HFA (Windsor Park Apartments)[1]	5.900	06/01/2038	07/05/2036	B	220,386
1,100,000	Palm Glades, FL Community Devel. District[1]	4.850	08/01/2011	08/01/2011		779,900
20,000	Pasco County, FL HFA (Pasco Woods)[1]	5.700	08/01/2019	04/30/2011	A	20,016
850,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	04/30/2011	A	850,043
50,000	Pinellas County, FL Educational Facilities Authority (Barry University)[1]	5.875	10/01/2025	11/12/2023	B	49,022
285,000	Pinellas County, FL Educational Facilities Authority (Barry University)[1]	6.250	10/01/2015	04/30/2011	A	288,411
1,200,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.250	06/01/2034	04/21/2028	B	1,198,416
3,250,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.375	06/01/2019	07/26/2013	A	3,359,655
80,000	Port Everglades, FL Authority, Series A1	5.000	09/01/2016	06/30/2011	A	80,842
25,000	Port Palm Beach, FL District	5.300	09/01/2014	04/30/2011	A	25,039
20,000	Port Palm Beach, FL District[1]	5.500	09/01/2019	04/30/2011	A	20,006
145,000	Port Palm Beach, FL District[1]	5.500	09/01/2024	10/10/2022	B	139,771
285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	125,622
1,280,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	09/01/2016	09/01/2011	A	1,302,157
25,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	03/01/2017	04/30/2011	A	25,028
1,420,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	09/01/2017	09/01/2011	A	1,442,464
1,300,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	09/01/2018	09/01/2011	A	1,318,837
75,000	St. Lucie, FL West Services District[1]	6.000	10/01/2022	04/30/2011	A	76,729
30,000	St. Petersburg Beach, FL GO	5.250	10/01/2013	04/30/2011	A	30,112
2,865,000	Sumter Landing, FL Community Devel. District[1]	5.000	10/01/2020	07/03/2017	B	2,770,369
4,550,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)[1]	6.250	12/01/2020	10/28/2018	B	4,469,420
65,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	04/30/2011	A	65,131
1,130,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)[1]	6.500	08/01/2017	11/03/2014	B	1,068,811
20,000	University Central Florida (Parking Facility)[1]	5.300	07/01/2015	04/30/2011	A	20,072
25,000	University of South Florida (University Bookstore)	6.000	07/01/2014	04/30/2011	A	25,095
590,000	Village, FL Community Devel. District[1]	7.625	05/01/2017	05/01/2011	A	590,867
29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$100,000	Volusia County, FL Educational Facility Authority (Embry-Riddle Aeronautical University)[1]	5.500%	10/15/2014	04/30/2011	A	$100,192
4,380,000	Volusia County, FL Educational Facility Authority (Embry-Riddle Aeronautical University)[1]	5.750	10/15/2029	04/30/2011	A	4,381,445
10,000	Volusia County, FL HFA (Spring Arbor Apartments)[1]	5.200	08/01/2023	04/30/2011	A	10,003
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.125	05/01/2013	05/01/2013		296,500
903,844	Watergrass, FL Community Devel. District Special Assessment[1]	6.960	11/01/2017	11/01/2017		813,387

						200,867,377

Georgia—2.7%
65,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.125	03/01/2017	04/30/2011	A	65,087
115,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2027	04/30/2011	A	115,066
700,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	05/15/2026		680,316
5,625,000	Atlanta, GA Airport[1]	5.625	01/01/2025	06/24/2023	B	5,592,544
65,000	Atlanta, GA Airport[1]	5.625	01/01/2030	01/01/2012	A	65,008
15,000	Atlanta, GA Airport[1]	5.750	01/01/2020	04/30/2011	A	15,084
50,000	Atlanta, GA Airport[1]	5.875	01/01/2016	04/30/2011	A	50,426
200,000	Atlanta, GA Airport	5.875	01/01/2017	04/30/2011	A	201,690
40,000	Atlanta, GA GO1	5.000	12/01/2016	06/09/2016	B	44,988
600,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.625	01/01/2016	08/01/2013	A	631,014
235,000	Atlanta, GA Urban Residential Finance Authority (Fulton Cotton Mill)[1]	6.000	05/20/2017	04/30/2011	A	235,120
185,000	Atlanta, GA Urban Residential Finance Authority (Fulton Cotton Mill)	6.125	05/20/2027	02/21/2023	B	182,284
220,000	Atlanta, GA Water & Wastewater Authority[1]	6.000	11/01/2028	11/01/2019	A	233,378
350,000	Atlanta, GA Water & Wastewater Authority[1]	6.250	11/01/2039	11/01/2019	A	363,986
100,000	Burke County, GA Devel. Authority (Georgia Power Company)[1]	5.450	05/01/2034	05/01/2034		92,314
15,000	Chatham County, GA Hospital Authority (Memorial Health Medical Center)[1]	6.000	01/01/2017	07/01/2012	A	15,101
50,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center/Memorial Health Obligated Group)[1]	5.750	01/01/2029	01/15/2028	B	44,021
2,490,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.250	01/01/2016	04/30/2011	A	2,490,847
2,295,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.500	01/01/2021	02/21/2019	B	2,254,080
30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Georgia Continued
$630,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.700%	01/01/2019	04/30/2011	A	$630,063
18,875,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	6.125	01/01/2024	03/18/2021	B	17,767,038
95,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.650	07/01/2017	04/30/2011	A	95,086
105,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)	5.750	07/01/2029	04/30/2011	A	105,009
5,000	Cobb County, GA Hsg. Authority (Garrison Plantation)[1]	5.750	07/01/2014	05/01/2011	A	5,014
15,000	Colquitt County, GA Hospital Authority Anticipation Certificates[1]	5.500	03/01/2016	09/01/2011	A	15,269
8,815,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	07/25/2012	A	8,838,712
895,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.250	11/15/2020	05/15/2019	A	952,092
915,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.500	11/15/2021	05/15/2019	A	971,510
20,000	Fulton County, GA Devel. Authority (Cauley Creek Water)[1]	5.250	02/01/2021	04/30/2011	A	20,005
45,000	Fulton County, GA Devel. Authority (Clark Atlanta University)[1]	5.375	01/01/2020	06/02/2016	B	40,352
305,000	Fulton County, GA Devel. Authority (Clark Atlanta University)[1]	5.375	01/01/2020	06/02/2016	B	298,421
20,000	Fulton County, GA Hospital Authority (Northside Hospital)	5.375	10/01/2012	04/30/2011	A	20,036
22,250,000	GA George L. Smith II Congress Center Authority (Domed Stadium)[2]	5.500	07/01/2020	07/01/2011	A	22,285,195
110,000	GA George L. Smith II World Congress Center Authority (Domed Stadium)[1]	5.500	07/01/2020	07/01/2011	A	110,277
5,000,000	GA George L. Smith II World Congress Center Authority (Domed Stadium)[1]	5.700	07/01/2013	07/01/2011	A	5,044,900
20,000	GA HFA (Lake Vista Apartments)[1]	5.950	01/01/2027	04/21/2011	A	20,058
15,000	GA HFA (Single Family Mtg.)[1]	5.100	12/01/2020	06/28/2019	B	14,822
15,000	GA HFA (Single Family Mtg.)[1]	5.125	06/01/2019	04/30/2011	A	15,005
15,000	GA HFA (Single Family Mtg.)[1]	5.300	12/01/2022	06/01/2011	A	15,010
595,000	GA HFA (Single Family Mtg.)[1]	5.350	12/01/2022	12/01/2011	A	596,964
90,000	GA HFA (Single Family Mtg.)[1]	5.500	12/01/2032	11/06/2030	B	89,429
30,000	GA HFA (Single Family Mtg.)[1]	5.550	12/01/2026	06/01/2011	A	30,209
2,860,000	GA Main Street Natural Gas[1]	5.000	03/15/2014	03/15/2014		2,983,666
10,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	04/30/2011	A	10,023
55,000	GA Municipal Gas Authority (Warner Robins)[1]	6.125	01/01/2026	04/30/2011	A	55,158
31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Georgia Continued
$40,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250%	10/01/2013	04/30/2011	A	$40,276
900,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250	10/01/2014	04/30/2011	A	905,904
50,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250	10/01/2020	11/08/2018	B	49,816
20,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250	10/01/2025	11/08/2023	B	18,597
20,000	Henry County, GA Hospital Authority (Henry Medical Center)	5.875	07/01/2020	07/01/2011	A	20,428
4,415,000	Lawrenceville, GA Hsg. Authority (Knollwood Park Apartments)[1]	6.250	12/01/2029	11/29/2011	A	4,583,388
45,000	Macon-Bibb County, GA Industrial Authority[1]	6.000	05/01/2013	04/30/2011	A	45,148
140,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	04/30/2011	A	140,200
65,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.400	02/01/2023	02/01/2023		61,303
50,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.800	12/01/2020	04/30/2011	A	50,003
195,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	6.250	02/01/2025	02/01/2013	A	196,184
235,000	Vienna, GA Water & Sewer (Tyson Foods)[1]	5.625	09/01/2012	03/06/2012	B	226,209
4,525,000	Ware County, GA Hospital Authority (Satilla Health Services)[1]	5.500	03/01/2020	03/14/2019	B	4,443,595

						85,182,728

Hawaii—1.6%
120,000	HI Airports System[1]	5.250	07/01/2021	07/01/2011	A	120,115
6,770,000	HI Airports System[1]	5.625	07/01/2018	07/01/2011	A	6,837,158
150,000	HI Airports System[1]	5.750	07/01/2016	07/01/2011	A	151,584
2,750,000	HI Dept. of Budget & Finance (Hawaiian Electric Company)[1]	6.150	01/01/2020	01/01/2020		2,748,213
20,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific Health)[1]	6.400	07/01/2013	11/04/2011	A	20,544
55,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.450	11/01/2023	11/01/2023		53,247
25,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.500	12/01/2014	04/30/2011	A	25,019
140,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.650	10/01/2027	10/01/2027		130,610
14,405,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.700	07/01/2020	07/01/2020		14,322,892
14,050,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.750	12/01/2018	04/30/2011	A	14,049,579
7,220,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	6.200	11/01/2029	11/01/2029		7,056,178
32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Hawaii Continued
$4,285,000	HI Harbor System, Series A1	5.750%		07/01/2029	07/01/2011	A	$4,286,071
40,000	HI HFDC (Single Family Mtg.)[1]	5.750		07/01/2030	06/01/2011	A	40,310
375,000	Kuakini, HI Health System (Kuakini Health System/Kuakini Medical Center/Kuakini Geriatric Care Obligated Group)[1]	6.375		07/01/2032	07/08/2028	B	342,293

							50,183,813

Idaho—0.1%
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.250		07/01/2011	04/30/2011	A	10,035
145,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.300		07/01/2027	01/01/2016	A	145,410
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400		07/01/2018	04/30/2011	A	10,007
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400		07/01/2020	10/01/2011	A	15,360
90,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.550		07/01/2016	04/30/2011	A	90,379
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.600		07/01/2021	01/01/2012	A	10,085
150,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.625		07/01/2015	08/26/2011	A	153,030
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750		07/01/2016	09/01/2011	A	10,217
20,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.000		07/01/2029	05/31/2011	A	20,195
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.050		01/01/2026	04/30/2011	A	10,006
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.350		07/01/2016	04/30/2011	A	5,008
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2[1]	6.200		07/01/2028	08/01/2011	A	5,097
10,000	ID Hsg. Agency (Multifamily Hsg.)	6.500		07/01/2011	04/30/2011	A	10,037
15,000	ID Hsg. Agency (Multifamily Hsg.)[1]	6.700		07/01/2024	04/30/2011	A	15,014
40,000	ID Hsg. Agency (Single Family Mtg.)[1]	6.450		07/01/2027	04/30/2011	A	40,205
5,000	ID Hsg. Agency (Single Family Mtg.), Series A1	6.125		07/01/2026	07/01/2026		5,147
10,000	Malad, ID Water[1]	5.500		03/01/2014	09/01/2011	A	10,108
2,035,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A1	5.500		08/01/2017	10/18/2014	B	1,916,421
1,000,000	Power County, ID Pollution Control (FMC Corp.)	5.625		10/01/2014	04/30/2011	A	1,000,420

							3,482,181

Illinois—11.5%
850,000	Bedford Park, IL Tax[1]	5.125		12/30/2018	01/11/2018	B	762,629
75,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	04/30/2011	A	75,014
715,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	04/30/2011	A	715,429
27,500,000	Centerpoint, IL Intermodal Center Program	8.500	[5]	06/15/2023	12/15/2011	C	27,477,725
32,965,000	Chicago, IL Board of Education[2]	5.250		12/01/2024	12/01/2018	A	32,924,447
15,000	Chicago, IL GO1	5.500		01/01/2019	07/01/2011	A	15,134
20,000	Chicago, IL Metropolitan Hsg. Devel. Corp.[1]	6.850		07/01/2022	04/30/2011	A	20,032
430,000	Chicago, IL Midway Airport[1]	5.750		01/01/2017	04/30/2011	A	430,576
33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Illinois Continued
$65,000	Chicago, IL Midway Airport, Series A1	5.000%	01/01/2028	05/14/2025	B	$58,534
30,305,000	Chicago, IL Midway Airport, Series A1	5.500	01/01/2029	04/30/2011	A	30,303,485
1,315,000	Chicago, IL Midway Airport, Series B1	5.625	01/01/2029	03/22/2026	B	1,260,769
5,690,000	Chicago, IL Midway Airport, Series B1	5.750	01/01/2022	04/30/2011	A	5,691,138
20,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	10/14/2011	A	20,112
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	02/21/2034	B	74,993
25,000	Chicago, IL Multifamily Hsg. (St. Edmund’s Village)[1]	6.125	09/20/2024	09/20/2011	A	25,129
3,410,000	Chicago, IL O’Hare International Airport[1]	5.375	01/01/2019	01/01/2012	A	3,424,117
4,630,000	Chicago, IL O’Hare International Airport	5.500	01/01/2016	04/30/2011	A	4,635,139
1,000,000	Chicago, IL O’Hare International Airport[1]	5.500	01/01/2016	04/30/2011	A	1,012,810
350,000	Chicago, IL O’Hare International Airport[1]	5.500	01/01/2018	04/30/2011	A	354,568
525,000	Chicago, IL O’Hare International Airport[1]	5.500	01/01/2024	01/01/2024		519,976
5,000,000	Chicago, IL O’Hare International Airport[1]	5.625	01/01/2020	01/01/2012	A	5,019,900
75,000	Chicago, IL O’Hare International Airport[1]	5.750	01/01/2014	04/30/2011	A	75,976
50,000	Chicago, IL O’Hare International Airport[1]	5.750	01/01/2018	01/01/2012	A	50,487
8,000,000	Chicago, IL O’Hare International Airport[1]	5.750	01/01/2023	01/01/2014	A	8,142,400
53,570,000	Chicago, IL O’Hare International Airport[1]	6.000	01/01/2029	01/01/2014	A	53,947,669
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2030	08/19/2029	B	56,678
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2034	04/07/2032	B	52,400
5,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.500	01/01/2016	04/30/2011	A	5,039
9,150,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.500	01/01/2022	01/01/2012	A	9,157,503
5,250,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.750	01/01/2020	01/01/2012	A	5,275,673
5,000	Chicago, IL O’Hare International Airport (General Airport), Series A1	5.250	01/01/2023	01/01/2012	A	5,015
3,520,000	Chicago, IL O’Hare International Airport (General Airport), Series A1	5.375	01/01/2032	05/07/2028	B	3,181,306
130,000	Chicago, IL O’Hare International Airport (General Airport), Series A1	5.500	01/01/2016	04/30/2011	A	130,144
10,100,000	Chicago, IL O’Hare International Airport (General Airport)[2]	5.000	01/01/2016	05/31/2011	A	10,178,982
7,015,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.350	01/01/2026	07/07/2025	B	6,660,953
13,235,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.375	01/01/2032	08/27/2029	B	11,961,528
425,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.500	01/01/2015	04/30/2011	A	430,568
34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Illinois Continued
$1,345,000	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870%	02/15/2024	12/05/2014	A	$1,360,777
12,280,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)[1]	6.000	11/01/2015	04/30/2011	A	12,281,965
125,000	IL Civic Center[1]	5.000	12/15/2013	04/30/2011	A	125,400
1,525,000	IL COP[1]	6.375	07/01/2017	04/30/2011	A	1,525,458
175,000	IL Dept. of Central Management Services COP	6.150	07/01/2013	04/30/2011	A	175,665
40,000	IL Dept. of Central Management Services COP[1]	6.200	07/01/2014	04/30/2011	A	40,154
7,245,000	IL Dept. of Central Management Services COP	6.200	07/01/2017	04/30/2011	A	7,272,821
550,000	IL Devel. Finance Authority (Adams County Mental Health Center/Adult Comprehensive Human Services Obligated Group)[1]	6.000	07/01/2015	07/01/2015		541,459
10,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	5.700	07/01/2019	07/15/2014	B	8,940
5,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	6.050	07/01/2019	07/01/2019		4,577
2,000,000	IL Devel. Finance Authority (Greek American Nursing Home)[1]	7.600	04/20/2040	05/31/2011	A	2,124,620
5,000	IL Devel. Finance Authority (Lester & Rosalie Anixter Center/CCAR Industries Obligated Group)[1]	5.500	07/01/2012	01/04/2012	B	4,964
265,000	IL Devel. Finance Authority (Provena Health)[1]	5.125	05/15/2023	11/18/2022	B	250,886
2,000,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2013	04/30/2011	A	2,002,760
4,835,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2014	04/30/2011	A	4,840,415
2,750,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2015	04/30/2011	A	2,752,420
395,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2016	04/30/2011	A	395,217
550,000	IL Devel. Finance Authority (Roosevelt University)[1]	5.250	04/01/2022	02/07/2022	B	515,867
30,000	IL Devel. Finance Authority (Round Lake School 116)[1]	5.450	01/01/2019	04/30/2011	A	30,088
20,000	IL Devel. Finance Authority (Round Lake School 116)[1]	5.800	01/01/2020	04/30/2011	A	20,065
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	06/01/2012	A	23,720,192
425,000	IL Devel. Finance Authority Pollution Control (Amerencips)[1]	5.500	03/01/2014	02/28/2014	C	422,510
240,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.400	03/01/2028	03/01/2028		228,857
11,815,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.700	02/01/2024	02/01/2024		11,784,163
80,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)[1]	5.000	02/01/2028	02/01/2028		68,701
285,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)[1]	5.500	12/01/2026	12/01/2026		262,744
35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Illinois Continued
$1,200,000	IL Educational Facilities Authority (Augustana College)[1]	5.625%	10/01/2022	10/01/2012	A	$1,200,420
50,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.250	06/01/2013	04/30/2011	A	50,130
50,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.250	06/01/2014	04/30/2011	A	50,123
100,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.375	06/01/2015	04/30/2011	A	100,240
3,130,000	IL Finance Authority (Little Company of Mary Hospital and Health Care Centers)[1]	5.500	08/15/2031	08/15/2031		2,885,015
17,075,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	02/15/2023	B	16,927,301
6,210,000	IL Finance Authority (RUMC/RCMC/RCF ObligatedGroup)[1]	6.625	11/01/2039	05/01/2019	A	6,351,650
2,150,000	IL GO1	5.000	12/01/2027	11/23/2026	B	2,009,025
12,365,000	IL GO1	5.375	12/01/2025	04/30/2011	A	12,365,371
25,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2017	10/27/2014	B	24,033
5,130,000	IL Health Facilities Authority (Ingalls Health System)[1]	6.250	05/15/2014	12/11/2012	B	5,067,568
8,430,000	IL Health Facilities Authority (Loyola University Health System)[1]	5.375	07/01/2017	04/30/2011	A	8,432,276
1,670,000	IL Health Facilities Authority (Methodist Medical Center of Illinois)[1]	5.500	11/15/2014	04/30/2011	A	1,674,092
305,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	5.750	02/15/2022	04/18/2011	A	305,775
50,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	6.000	02/15/2026	04/18/2011	A	50,133
100,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2017	09/08/2015	B	99,907
20,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2022	09/07/2020	B	18,869
25,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2027	09/07/2025	B	21,790
500,000	IL Health Facilities Authority (Sherman Health System)	5.500	08/01/2012	04/30/2011	A	500,740
25,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.500	08/01/2026	08/01/2026		25,257
190,000	IL Hsg. Devel. Authority, Series C-2[1]	5.250	08/01/2022	08/01/2012	A	190,665
35,000	Lake County, IL HFC, Series A	6.800	05/01/2023	04/30/2011	A	35,051
485,000	Lemont, IL GO1	4.850	12/01/2016	04/30/2011	A	486,537
4,510,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	5.500	01/01/2020	08/12/2018	B	3,005,690
150,000	Southwestern IL Devel. Authority (Illinois-American Water Company)[1]	5.000	02/01/2028	02/01/2028		136,901
36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Illinois Continued
$50,000	Will-Kankakee, IL Regional Devel. Authority (Consumers Illinois Water Company)[1]	5.400%	09/01/2030	09/01/2030		$44,611

						358,954,832

Indiana—1.1%
250,000	Boone County, IN Redevel. Commission[1]	5.375	08/01/2023	06/09/2021	B	246,548
100,000	De Kalb County, IN Redevel. Authority[1]	6.000	07/15/2018	04/30/2011	A	100,168
110,000	Delaware County, IN Redevel. District[1]	6.875	02/01/2018	04/30/2011	A	110,122
2,420,000	East Chicago, IN Exempt Facilities (Inland Steel Company)[1]	6.700	11/01/2012	11/01/2012		2,358,726
30,000	Fort Wayne, IN Sewage Works[1]	5.000	08/01/2012	04/30/2011	A	30,098
3,260,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2025	07/15/2015	A	3,297,881
2,270,000	Hammond, IN Redevel. District (Marina Area)[1]	6.000	01/15/2017	05/11/2015	B	2,234,111
35,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2014	04/30/2011	A	35,088
455,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2023	04/30/2011	A	455,287
40,000	IN Health Facility Financing Authority (Munster Medical Research Foundation/St. Catherine Hospital Obligated Group)[1]	5.500	08/01/2013	08/01/2011	A	40,726
3,810,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.125	09/01/2018	04/30/2011	A	3,810,686
10,675,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.250	09/01/2023	10/08/2021	B	10,371,190
20,000	IN HFA (Single Family Mtg.)[1]	5.250	07/01/2023	07/01/2011	A	20,152
285,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	5.250	01/01/2037	03/01/2013	A	298,515
85,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	6.450	01/01/2040	11/01/2013	A	90,381
415,000	Madison County, IN Hospital Authority (Community Hospital of Anderson)[1]	8.000	01/01/2014	04/30/2011	A	416,830
5,000,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)[1]	5.900	12/01/2024	08/01/2015	A	5,083,450
300,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)[1]	6.375	11/01/2029	08/01/2015	A	300,471
2,565,000	St. Joseph County, IN Economic Devel. (Madison Center)	5.450	02/15/2017	10/16/2014	B	1,959,429
2,340,000	St. Joseph County, IN Economic Devel. (Madison Center)	5.500	02/15/2021	01/16/2020	B	1,688,053

						32,947,912
37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Iowa—0.1%
$2,000,000	Estherville, IA Hospital (Avera Holy Family Health)[1]	6.250%	07/01/2026	07/01/2012	A	$2,001,300
800,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	5.250	11/15/2014	11/27/2013	B	775,368
75,000	IA Student Loan Liquidity Corp.	6.125	12/01/2011	04/30/2011	A	75,312

						2,851,980

Kansas—1.1%
115,000	La Cygne, KS Pollution Control (Kansas Gas & Electric Company)[1]	5.100	03/01/2023	04/30/2011	A	115,030
640,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)[1]	4.800	04/01/2027	05/15/2021	B	441,318
5,545,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.250	12/01/2038	09/06/2012	A	5,674,038
4,600,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.250	12/01/2038	08/21/2012	B	4,804,434
4,030,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.550	06/01/2038	04/07/2016	A	4,156,643
415,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.650	12/01/2036	10/16/2012	A	432,907
10,475,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.800	12/01/2038	05/19/2012	B	10,999,629
8,175,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.875	06/01/2039	05/19/2012	B	8,441,175
125,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	01/24/2012	B	131,123
15,000	Shawnee, KS Multifamily Hsg. (Thomasbrook Apartments)[1]	5.500	04/01/2024	04/30/2011	A	15,005

						35,211,302

Kentucky—1.0%
150,000	Jefferson County, KY Health Facilities (JHHS)[1]	5.750	01/01/2026	04/30/2011	A	150,008
55,000	Jefferson County, KY Health Facilities (JHHS/JHP/JHF Obligated Group)[1]	5.700	01/01/2021	04/30/2011	A	55,039
2,535,000	Jefferson County, KY Health Facilities (University Medical Center)[1]	5.500	07/01/2017	04/30/2011	A	2,538,194
120,000	Kenton County, KY Airport (Delta Airlines)[4]	8.000	12/01/2015	12/01/2015		1
435,000	KY Area Devel. Districts (City of Ewing)	5.700	06/01/2015	06/01/2011	A	443,113
50,000	KY EDFA (Pikeville Medical Center)[1]	5.625	02/01/2017	04/30/2011	A	50,056
110,000	KY EDFA (Pikeville Medical Center)[1]	5.700	02/01/2028	08/27/2023	B	109,402
20,000	KY Hsg. Corp.[1]	5.300	07/01/2018	09/01/2011	A	20,437
10,000	KY Hsg. Corp.[1]	5.350	01/01/2021	07/01/2011	A	10,014
15,000	KY Hsg. Corp.[1]	5.450	07/01/2022	01/01/2012	A	15,066
15,000	KY Hsg. Corp., Series C1	5.375	07/01/2027	01/01/2012	A	15,035
38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Kentucky Continued
$65,000	KY Infrastructure Authority[1]	5.700%	06/01/2013	06/01/2011	A	$65,389
26,220,000	Louisville & Jefferson County, KY Metropolitan Government Health Facilities (Jewish Hospital & St. Mary’s Healthcare)[1]	6.000	02/01/2022	02/01/2013	A	26,455,980
100,000	Madison County, KY Industrial Building (McCready Manor)	5.300	06/01/2011	06/01/2011		100,596

						30,028,330

Louisiana—4.3%
195,000	Caddo Parish, LA Industrial Devel. Board (Pennzoil Products Company)[1]	5.600	12/01/2028	12/01/2028		188,099
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	07/01/2023		63,781
255,000	Calcasieu Parish, LA Industrial Devel. Board (Conoco Phillips Holding Company/E.I. Dupont de Nemours Obligated Group)[1]	5.750	12/01/2026	04/30/2011	A	255,033
270,000	Calcasieu Parish, LA Public Trust Authority[1]	5.000	04/01/2028	11/29/2011	A	275,651
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600	11/01/2022	11/01/2022		186,738
2,000,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	11/01/2027		1,981,060
140,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	6.375	05/01/2025	05/01/2013	A	141,305
10,000	De Soto Parish, LA Pollution Control (Cleco Utility Group)[1]	5.875	09/01/2029	09/01/2029		9,780
30,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)[1]	5.500	10/01/2025	04/30/2011	A	30,007
75,000	Iberville Parish, LA Pollution Control (Entergy Gulf States)[1]	5.700	01/01/2014	01/01/2014		73,156
2,665,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	09/01/2017		2,797,237
1,930,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	05/20/2019	A	1,955,302
60,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	61,051
185,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	09/27/2013	A	192,115
10,000	LA HFA (Single Family Mtg.)[1]	5.900	12/01/2011	07/01/2011	A	10,134
730,000	LA HFA (Single Family Mtg.)[1]	6.375	06/01/2033	06/01/2012	A	766,091
20,000	LA HFA (St. Dominic Assisted Care)[1]	6.300	09/01/2015	04/30/2011	A	20,045
25,000	LA HFA (St. Dominic Assisted Care)[1]	6.850	09/01/2025	04/30/2011	A	25,030
20,000	LA HFA (St. Dominic Assisted Care)[1]	6.950	09/01/2036	07/31/2011	A	20,349
2,070,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2022	05/22/2018	B	1,774,756
5,875,000	LA Public Facilities Authority (Centenary College)[1]	5.625	02/01/2019	11/14/2015	B	5,507,871
245,000	LA Public Facilities Authority (Touro Infirmary)[1]	5.625	08/15/2029	07/18/2026	B	192,886
39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Louisiana Continued
$7,500,000	LA State Citizens Property Insurance[1]	6.125%	06/01/2024	06/01/2013	A	$7,831,875
480,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)[1]	6.200	05/01/2020	06/01/2011	A	486,571
1,125,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)[1]	6.375	05/01/2031	06/01/2011	A	1,139,344
61,190,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.875	05/15/2039	07/05/2019	B	55,981,507
50,920,000	LA Tobacco Settlement Financing Corp. (TASC), Series B1	5.500	05/15/2030	08/16/2012	B	49,566,546
2,000,000	Morehouse Parish, LA Pollution Control (International Paper Company)[1]	5.250	11/15/2013	11/15/2013		2,140,860
25,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.250	07/15/2011	04/30/2011	A	25,057
55,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.500	07/15/2018	04/30/2011	A	55,020
230,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.600	07/15/2025	09/24/2022	B	217,228
10,000	New Orleans, LA Finance Authority (Single Family Mtg.)[1]	5.350	12/01/2028	05/31/2011	A	9,999
5,000	New Orleans, LA Home Mtg. Authority (Single Family Mtg.)[1]	6.000	12/01/2021	09/01/2011	A	5,100
30,000	New Orleans, LA Sewage Service[1]	5.400	06/01/2017	04/30/2011	A	30,041
15,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	06/01/2011	A	15,171
50,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2019	06/01/2011	A	50,559
90,000	Orleans Parish, LA School Board, Series B1	5.200	02/01/2014	04/30/2011	A	90,011
340,000	Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)[1]	6.100	08/01/2019	12/26/2015	B	249,336
30,000	St. John Baptist Parish, LA (USX Corp.)[1]	5.350	12/01/2013	04/30/2011	A	30,030
55,000	West Feliciana Parish, LA Pollution Control (Entergy Gulf States)[1]	5.800	04/01/2016	04/01/2016		54,231

						134,505,963

Maine—0.0%
345,000	Jay, ME Solid Waste Disposal (International Paper Company)[1]	5.125	06/01/2018	06/01/2018		343,951
2,000,000	ME Abitibi Bowater[4]	7.750	10/01/2022	10/01/2022		20
15,000	ME H&HEFA, Series A1	6.000	07/01/2024	04/30/2011	A	15,056
15,000	ME Municipal Bond Bank, Series B1	5.850	11/01/2020	04/30/2011	A	15,061
25,000	Winslow, ME (Crowe Rope Industries)	6.000	03/01/2012	04/30/2011	A	25,095

						399,183
40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Maryland—0.2%
$85,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.150%		03/01/2018	04/30/2011	A	$85,031
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.350		07/01/2041	02/12/2037	B	4,749
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.375		09/01/2024	04/30/2011	A	25,005
4,790,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.750		09/01/2039	03/01/2019	A	5,025,476
275,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.250		07/01/2031	04/30/2011	A	275,138
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500		07/01/2026	04/30/2011	A	65,001
50,000	MD H&HEFA (Medlantic/Helix Parent)[1]	5.250		08/15/2013	04/30/2011	A	50,105
55,000	MD Industrial Devel. Financing Authority (Bon Secours Health System)[1]	5.500		08/15/2020	04/30/2011	A	55,032
905,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)[1]	5.750		07/01/2029	07/01/2029		967,698

							6,553,235

Massachusetts—0.9%
1,200,000	MA Devel. Finance Agency (Ogden Haverhill)[1]	5.500		12/01/2019	04/30/2011	A	1,200,372
2,800,000	MA Devel. Finance Agency (Springfield Res Rec)[1]	5.625		06/01/2019	06/01/2011	A	2,807,476
3,815,000	MA Devel. Finance Agency (VOA Ayer)[1]	6.200		02/20/2046	10/10/2019	A	3,848,381
285,000	MA Devel. Finance Agency Res Rec (Semass Partnership)[1]	5.625		01/01/2016	01/01/2012	A	291,039
9,430,000	MA Educational Financing Authority[1]	5.300		01/01/2016	04/30/2011	A	9,443,108
220,000	MA Educational Financing Authority, Series H1	6.350		01/01/2030	01/01/2018	A	224,380
5,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.625		07/01/2013	04/30/2011	A	5,011
105,000	MA H&EFA (Boston Medical Center)[1]	5.000		07/01/2019	07/13/2018	B	103,493
70,000	MA H&EFA (Cape Cod Healthcare)[1]	5.450		11/15/2023	10/23/2019	B	66,147
50,000	MA H&EFA (Capital Asset Program)[1]	1.040	[5]	07/01/2030	04/21/2011	A	37,545
10,000	MA H&EFA (Caregroup)[1]	5.000		07/01/2018	04/30/2011	A	10,003
1,250,000	MA H&EFA (Nichols College)[1]	6.000		10/01/2017	04/04/2011	A	1,263,038
5,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.250		07/01/2014	04/30/2011	A	5,009
210,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[1]	5.250		11/15/2018	12/23/2016	B	208,557
3,005,000	MA HFA (Rental Mtg.)[1]	5.600		01/01/2045	09/19/2039	B	2,942,256
210,000	MA HFA, Series A	5.150		12/01/2011	04/30/2011	A	210,479
35,000	MA HFA, Series A1	5.500		07/01/2040	02/24/2035	B	29,022
260,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375		04/01/2020	04/29/2011	A	260,130
41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Massachusetts Continued
$930,000	MA Industrial Finance Agency (Massachusetts American Water Company)[1]	6.750%	12/01/2025	04/30/2011	A	$929,954
2,155,000	MA Industrial Finance Agency (Massachusetts American Water Company)[1]	6.900	12/01/2029	07/01/2028	B	2,143,104
1,000,000	MA Industrial Finance Agency (Ogden Haverhill Associates)[1]	5.600	12/01/2019	04/30/2011	A	1,001,930
225,000	MA Port Authority (US Airways)[1]	5.750	09/01/2016	03/28/2014	B	210,132
435,000	MA Port Authority (US Airways)[1]	6.000	09/01/2021	10/14/2019	B	388,372
715,000	MA Turnpike Authority, Series A1	5.550	01/01/2017	04/30/2011	A	718,110
1,000,000	MA Water Pollution Abatement Trust[1]	5.500	08/01/2029	04/30/2011	A	1,002,630

						29,349,678

Michigan—2.0%
500,000	Detroit, MI GO1	5.250	04/01/2014	04/01/2014		477,465
225,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	08/27/2014	B	129,998
3,070,000	Dickinson County, MI Healthcare System[1]	5.700	11/01/2018	04/30/2011	A	3,089,617
15,000	Farmington Hills, MI EDC (Botsford General Hospital)[1]	5.700	02/15/2015	04/30/2011	A	15,021
155,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2020	01/24/2019	B	137,643
20,000	Grand Rapids, MI Charter Township (Porter Hills Foundation)[1]	5.200	07/01/2014	04/30/2011	A	20,014
10,000	Huron Shore, MI Regional Utility Authority (Water & Sewer System)[1]	5.625	05/01/2015	05/01/2011	A	10,040
15,000	Kalamazoo, MI (Downtown Devel.)[1]	6.000	04/01/2013	12/01/2011	A	15,364
1,025,000	MI Hospital Finance Authority (Memorial Hospital)[1]	5.875	11/15/2021	11/15/2011	A	1,025,759
460,000	MI Hospital Finance Authority (OUH/OHP/OHS Obligated Group)[1]	6.000	04/01/2022	04/01/2013	A	467,038
20,000	MI Hospital Finance Authority (St. John Hospital)[1]	5.750	05/15/2016	01/15/2012	A	20,894
480,000	MI Hsg. Devel. Authority (Rental Hsg.)[1]	6.100	10/01/2033	10/01/2033		479,942
50,000	MI Hsg. Devel. Authority, Series A1	5.300	10/01/2037	04/01/2012	B	47,742
50,000	MI Municipal Bond Authority[1]	6.000	11/01/2023	04/30/2011	A	50,169
15,000	MI Municipal Bond Authority[1]	7.100	11/01/2014	04/30/2011	A	15,052
650,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	5.000	12/01/2013	12/15/2012	B	661,804
12,840,000	MI Tobacco Settlement Finance Authority[1]	5.125	06/01/2022	10/05/2016	B	10,178,268
750,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600	06/01/2022	04/30/2011	A	751,080
20,000,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	6.250	08/01/2023	08/01/2014	A	20,443,200
42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Michigan Continued
$5,830,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250%	12/01/2021	12/01/2015	A	$5,830,058
7,265,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2025	12/01/2025		6,856,198
1,750,000	Wayne County, MI Building Authority[1]	5.250	06/01/2016	04/30/2011	A	1,756,300
55,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.000	12/01/2019	12/01/2019		54,881
10,000,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.000	12/01/2022	12/13/2021	B	9,473,900
25,000	Wexford County, MI Water Supply System	5.850	11/01/2012	04/30/2011	A	25,585
20,000	Wexford County, MI Water Supply System[1]	6.250	11/01/2024	04/30/2011	A	20,425

						62,053,457

Minnesota—2.0%
60,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500	03/01/2019	08/27/2012	A	66,240
58,000,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500	04/01/2030	08/27/2012	A	61,332,100
125,000	MN HFA (Single Family Mtg.)	5.600	07/01/2013	04/30/2011	A	125,383
755,000	St. Paul, MN Hsg. & Redevel. Authority (559 Capital Blvd./HSJH/BLMC/DRH/HESJH Obligated Group)[1]	5.700	11/01/2015	09/12/2013	B	748,371

						62,272,094

Mississippi—0.4%
865,000	Corinth & Alcorn County, MS Hospital (Magnolia Regional Health Center)[1]	5.500	10/01/2021	04/21/2017	B	843,678
475,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	07/01/2011	A	475,641
65,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.125	07/01/2015	04/30/2011	A	65,140
745,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	04/30/2011	A	745,983
300,000	Jackson County, MS Port Improvement	5.250	05/01/2012	04/30/2011	A	300,789
290,000	Jackson County, MS Port Improvement[1]	5.250	05/01/2013	04/30/2011	A	290,621
200,000	MS Business Finance Corp. (System Energy Resources)[1]	5.900	05/01/2022	05/01/2022		195,228
90,000	MS Devel. Bank Special Obligation[1]	5.500	07/01/2031	07/01/2011	A	91,137
110,000	MS Devel. Bank Special Obligation[1]	5.500	07/01/2031	07/01/2031		107,755
305,000	MS Home Corp. (Single Family Mtg.)[1]	5.300	12/01/2023	04/01/2013	A	307,586
3,370,000	MS Home Corp. (Single Family Mtg.)[1]	6.375	12/01/2032	08/01/2011	A	3,626,963
105,000	MS Home Corp. (Valley State Student Hsg.)	5.300	12/01/2028	01/09/2027	B	56,763
50,000	MS Small Business Enterprise[1]	5.700	12/01/2013	04/30/2011	A	50,144
20,000	Tupelo, MS GO1	5.900	08/01/2013	08/01/2011	A	20,326
43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Mississippi Continued
$3,000,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	5.850%	11/01/2027	11/01/2027		$2,971,590
1,075,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	09/01/2011	A	1,077,032

						11,226,376

Missouri—0.4%
15,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.700	03/01/2026	04/10/2024	B	13,677
175,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.000	03/01/2014	09/06/2013	B	173,451
125,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.125	03/01/2015	03/01/2015		122,438
100,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.250	03/01/2016	03/01/2016		96,759
880,000	Branson, MO IDA (Branson Hills Redevel.)[1]	6.250	05/01/2013	06/05/2012	B	882,658
4,095,000	Hanley/Eager Road, MO Transportation Devel. District[1]	10.000	12/01/2033	12/01/2033		3,668,301
1,100,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150	06/01/2016	04/01/2014	B	1,064,855
20,000	Lees Summit, MO Tax (Summitwoods Crossing)[1]	6.250	05/01/2017	06/26/2015	B	19,516
950,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200	11/01/2022	12/14/2018	B	793,659
1,500,000	Meadows, MO Transportation Devel. District[1]	5.400	05/01/2035	05/01/2035		1,366,515
25,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125	01/01/2019	04/30/2011	A	25,086
25,000	MO Environmental Improvement & Energy Resources Authority[1]	5.450	01/01/2018	04/30/2011	A	25,026
240,000	MO Environmental Improvement & Energy Resources Authority (Missouri-American Water Company)[1]	5.900	03/01/2030	03/01/2030		239,443
320,000	MO Environmental Improvement & Energy Resources Authority (St. Joseph Light & Power)[1]	5.850	02/01/2013	04/30/2011	A	320,826
65,000	MO H&EFA (Capital Region Medical Center)[1]	5.650	11/01/2024	11/01/2024		63,020
95,000	MO H&EFA (FHS)[1]	5.500	02/15/2024	04/30/2011	A	95,024
5,000	MO HDC (Single Family Mtg.)[1]	6.200	09/01/2025	01/01/2012	A	5,214
10,000	MO HDC (Truman Farm Villas)	5.750	10/01/2011	04/30/2011	A	10,032
25,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	04/30/2011	A	25,084
200,000	Raymore, MO Tax Increment[1]	5.000	03/01/2012	03/01/2012		196,116
300,000	Raymore, MO Tax Increment[1]	5.000	03/01/2013	03/01/2013		286,563
275,000	Raymore, MO Tax Increment[1]	5.125	03/01/2014	03/01/2014		255,610
230,000	Raymore, MO Tax Increment[1]	5.125	03/01/2015	03/01/2015		206,232
2,120,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	11/01/2021		1,827,631
44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Missouri Continued
$35,000	Sikeston, MO Electric[1]	5.000%	06/01/2022	01/22/2020	B	$33,450
55,000	St. Charles County, MO IDA (Ashwood Apartments)[1]	5.600	04/01/2030	10/01/2025	B	54,999
500,000	St. Joseph, MO IDA (Shoppes at North Village)[1]	5.100	11/01/2019	06/07/2018	B	462,660
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	102,874
675,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)[1]	5.000	05/01/2024	08/27/2021	B	531,056

						12,967,775

Montana—0.2%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	04/30/2011	A	215,161
15,000	MT Board of Hsg. (Single Family Mtg.)	5.450	06/01/2027	04/30/2011	A	15,000
790,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.600	12/01/2023	09/01/2011	A	806,258
5,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.750	06/01/2030	12/01/2011	A	5,173
1,670,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.750	12/01/2035	12/01/2035		1,754,569
10,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.900	06/01/2020	12/01/2011	A	10,346
1,940,000	MT Board of Hsg. (Single Family Mtg.)[1]	6.000	12/01/2029	07/01/2011	A	1,964,114
5,000	MT Board of Hsg. (Single Family Mtg.)[1]	6.250	12/01/2020	08/01/2011	A	5,098
2,330,000	MT Higher Education Student Assistance Corp.	6.400	12/01/2032	12/01/2032		2,276,410

						7,052,129

Multi States—0.7%
10,000,000	Centerline Equity Issuer Trust[1,6]	6.000	05/15/2015	04/30/2015	C	10,486,700
6,000,000	Munimae TE Bond Subsidiary	5.125	11/29/2049	09/30/2015	C	4,829,820
8,000,000	Munimae TE Bond Subsidiary	5.300	11/29/2049	09/30/2015	C	5,759,760
3,000,000	Munimae TE Bond Subsidiary	5.500	11/29/2049	09/30/2015	C	2,039,910

						23,116,190

Nebraska—0.0%
125,000	NE Central Plains Gas Energy[1]	5.000	12/01/2013	12/01/2013		132,150
750,000	NE Central Plains Gas Energy[1]	5.250	12/01/2018	12/01/2018		743,093
5,000	NE Investment Finance Authority (Multifamily Hsg.)[1]	6.000	12/01/2015	04/30/2011	A	5,006
30,000	NE Investment Finance Authority (Multifamily Hsg.)[1]	6.200	06/01/2028	04/30/2011	A	30,019

						910,268

Nevada—0.3%
25,000	Clark County, NV Improvement District[1]	6.250	02/01/2013	02/01/2013		25,282
400,000	Clark County, NV Industrial Devel. (Southwest Gas Corp.)[1]	5.450	03/01/2038	03/01/2013	C	409,456
25,000	Henderson, NV Health Care Facility (Catholic Healthcare West/Bakersfield Memorial Hospital Obligated Group)[1]	5.625	07/01/2024	07/01/2014	A	25,653
45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Nevada Continued
$50,000	Henderson, NV Redevel. Agency Tax Allocation[1]	6.900%	10/01/2017	10/01/2013	A	$50,638
25,000	Henderson, NV Redevel. Agency Tax Allocation[1]	7.200	10/01/2025	10/20/2024	B	23,728
3,755,000	Las Vegas, NV Paiute Tribe, Series A1	6.125	11/01/2012	05/10/2012	B	3,519,712
200,000	Las Vegas, NV Paiute Tribe, Series A1	6.625	11/01/2017	12/18/2015	B	156,134
100,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.375	06/01/2014	06/01/2014		99,719
250,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.500	06/01/2015	06/01/2015		246,693
290,000	NV Hsg. Division (Multi-Unit Hsg.)[1]	5.900	10/01/2016	05/01/2011	A	290,444
15,000	NV Hsg. Division (Single Family Mtg.)[1]	5.650	04/01/2022	10/01/2011	A	15,040
5,000	NV Hsg. Division (Single Family Mtg.), Series B1	5.650	10/01/2021	04/30/2011	A	5,003
100,000	Reno, NV Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2017	04/30/2011	A	100,036
725,000	West Wendover, NV (Recreation District)[1]	5.375	12/01/2019	06/05/2019	B	712,443
1,510,000	West Wendover, NV (Recreation District)[1]	5.400	12/01/2017	04/30/2011	A	1,510,317
710,000	West Wendover, NV (Recreation District)[1]	5.400	12/01/2021	08/19/2021	B	682,892

						7,873,190

New Hampshire—2.6%
35,000	NH Business Finance Authority (Connecticut Light & Power)[1]	5.850	12/01/2022	10/01/2012	A	35,065
320,000	NH Business Finance Authority (Pennichuck Water Works)[1]	6.300	05/01/2022	04/30/2011	A	320,323
545,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2012	A	545,916
10,000,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2012	A	10,023,900
26,100,000	NH Business Finance Authority (Public Service Company of New Hampshire)	6.000	05/01/2021	05/01/2012	A	26,162,379
4,600,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2012	A	4,610,994
7,000,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2012	A	7,016,730
5,000,000	NH Business Finance Authority (United Illuminating Company)[1]	6.875	12/01/2029	02/01/2012	C	5,213,050
7,000,000	NH Business Finance Authority (United Illuminating Company)[1]	7.125	07/01/2027	02/01/2012	C	7,313,390
100,000	NH H&EFA (Elliot Hospital/Elliot Health System Obligated Group)[1]	5.600	10/01/2022	07/25/2013	A	100,622
15,000,000	NH HE&HFA (Concord Hospital)[1]	6.000	10/01/2026	04/18/2011	A	15,039,900
130,000	NH HE&HFA (Dartmouth College)[1]	5.550	06/01/2023	04/30/2011	A	130,010
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	04/30/2011	A	60,015
46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New Hampshire Continued
$185,000	NH HFA (Single Family Mtg.)[1]	5.200%	01/01/2024	07/01/2013	A	$186,169
10,000	NH HFA (Single Family Mtg.)[1]	5.450	07/01/2021	01/01/2012	A	10,051
700,000	NH HFA (Single Family Mtg.)[1]	5.750	01/01/2037	06/05/2013	A	729,995
45,000	NH HFA (Single Family Mtg.)[1]	5.850	07/01/2017	04/30/2011	A	45,080
2,725,000	NH HFA (Single Family Mtg.)[1]	5.850	01/01/2034	07/01/2013	A	2,920,573
15,000	NH HFA (Single Family Mtg.)[1]	6.150	07/01/2029	07/01/2029		15,453
145,000	NH HFA (Single Family Mtg.)[1]	6.300	07/01/2031	01/01/2012	A	151,071
1,000,000	NH IDA (Connecticut Light & Power Company)[1]	5.900	11/01/2016	04/30/2011	A	1,001,620
35,000	NH IDA (Connecticut Light & Power Company)[1]	5.900	08/01/2018	10/01/2012	A	35,013

						81,667,319

New Jersey—3.4%
3,550,000	NJ EDA (Continental Airlines)[1]	6.625	09/15/2012	09/15/2012		3,581,347
320,000	NJ EDA (Hackensack Water Company)[1]	5.800	03/01/2024	04/13/2011	A	320,147
2,750,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000	06/01/2025	06/01/2013	A	2,783,633
3,605,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.200	07/01/2013	07/15/2012	B	3,512,712
5,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	07/01/2019	B	4,318,650
1,195,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)	6.125	07/01/2011	04/30/2011	A	1,199,099
1,245,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)	6.125	07/01/2012	04/30/2011	A	1,248,884
1,345,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)[1]	6.200	07/01/2013	04/30/2011	A	1,348,726
1,430,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)[1]	6.200	07/01/2014	04/30/2011	A	1,433,375
445,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250	07/01/2014	01/29/2013	B	419,226
10,000,000	NJ Health Care Facilities Financing Authority (Virtual Health)[1]	6.000	07/01/2029	01/01/2014	A	10,256,900
2,560,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.000	06/01/2015	06/01/2011	A	2,572,288
1,150,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.100	06/01/2016	06/01/2011	A	1,154,957
69,570,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	10/20/2014	B	58,143,128
5,000,000	NJ Tobacco Settlement Financing Corp.[1]	4.625	06/01/2026	06/29/2022	B	3,594,850
8,695,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375	06/01/2013	04/30/2011	A	8,709,173

						104,597,095
47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New Mexico—0.1%
$30,000	Farmington, NM Hospital (San Juan Medical Center/Interface, Inc. Obligated Group)[1]	5.000%	06/01/2016	04/30/2011	A	$30,020
10,000	NM Mtg. Finance Authority (Bluffs at Tierra Contenta)[1]	5.200	01/01/2019	04/30/2011	A	10,005
25,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	5.000	09/01/2022	03/01/2012	A	25,001
255,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	6.200	09/01/2032	05/31/2011	A	262,959
445,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	6.450	03/01/2033	09/01/2011	A	468,073
80,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	6.550	09/01/2031	02/02/2014	A	81,670
225,000	NM Regional Hsg. Authority (Washington Place Apartments)[1]	5.500	08/15/2020	10/31/2017	B	158,571
1,035,000	Villa Hermosa, NM Affordable Hsg. Corp. (Villa Hermosa Apartments)[1]	5.850	11/20/2016	04/25/2014	B	1,012,137
125,000	Villa Hermosa, NM Affordable Hsg. Corp. (Villa Hermosa Apartments)[1]	5.900	05/20/2027	12/15/2022	B	109,195

						2,157,631

New York—1.8%
13,695,000	NYC Transitional Finance Authority[1]	5.500	11/01/2028	11/01/2015	A	14,403,442
40,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	40,880,800
2,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2045	06/01/2026	B	1,702,975

						56,987,217

North Carolina—0.4%
50,000	NC Eastern Municipal Power Agency, Series B1	5.500	01/01/2021	04/30/2011	A	50,090
2,460,000	NC HFA[1]	5.750	03/01/2017	11/01/2011	A	2,537,269
1,550,000	NC HFA[1]	6.000	07/01/2016	04/30/2011	A	1,552,341
5,400,000	NC HFA (Home Ownership)[1]	5.375	01/01/2029	05/31/2011	A	5,429,646
15,000	NC HFA (Single Family)[1]	5.350	09/01/2028	08/31/2011	A	14,999
15,000	NC HFA (Single Family)[1]	5.375	09/01/2014	04/30/2011	A	15,036
80,000	NC HFA (Single Family)[1]	5.600	09/01/2019	11/01/2011	A	82,258
1,555,000	NC HFA (Single Family)[1]	6.250	09/01/2027	12/01/2011	A	1,618,864
1,090,000	NC HFA (Single Family)[1]	6.250	03/01/2028	09/01/2011	A	1,114,928
1,000,000	Piedmont Triad, NC Airport Authority[1]	6.000	07/01/2021	07/01/2011	A	1,003,080

						13,418,511
48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

North Dakota—0.3%
$2,825,000	Grand Forks, ND Health Care Facilities (United Health Resources)[1]	6.125%	12/01/2014	04/30/2011	A	$2,830,594
7,510,000	Grand Forks, ND Health Care System (Altru Health System)[1]	5.600	08/15/2017	04/30/2011	A	7,515,032
100,000	ND Board of Higher Education Student Services Facilities[1]	5.500	08/01/2023	09/09/2021	B	98,237
60,000	ND HFA (Home Mtg.)[1]	5.150	07/01/2014	04/30/2011	A	60,092
25,000	ND HFA, Series C1	5.650	07/01/2013	09/01/2011	A	25,513
85,000	Williston, ND Health Facilities (Catholic Health Corp.)	5.500	11/15/2014	04/30/2011	A	85,327

						10,614,795

Ohio—4.6%
1,275,000	Adams County, OH Valley Local School District[1]	5.250	12/01/2021	04/30/2011	A	1,275,242
70,000	Akron, OH Economic Devel.[1]	5.000	12/01/2018	04/30/2011	A	70,183
71,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	08/01/2018	B	54,336,791
8,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	08/01/2018	B	6,429,169
13,925,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2030	06/17/2027	B	10,071,953
70,000	Centerville, OH GO1	5.625	12/01/2026	06/01/2011	A	70,372
60,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000	06/01/2018	04/30/2011	A	59,999
1,010,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)[1]	5.250	11/15/2015	09/24/2013	B	963,298
1,730,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.375	05/15/2018	02/11/2015	B	1,622,169
380,000	Cleveland-Cuyahoga County, OH Port Authority (Universal Heat Treating)[1]	6.500	11/15/2014	11/07/2013	B	379,529
2,265,000	Cuyahoga County, OH Hospital (University Hospitals Health System)	5.500	01/15/2012	04/30/2011	A	2,271,478
5,000	Cuyahoga County, OH Hospital (University Hospitals of Cleveland)[1]	9.000	06/01/2011	06/01/2011		5,063
48,990,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	06/26/2012	A	49,050,748
2,230,000	Dublin, OH Industrial Devel. (Dublin Health Care Corp.)[1]	7.500	12/01/2016	08/14/2014	B	2,145,416
100,000	Franklin County, OH Mtg. (Gateway Apartment Homes)	5.800	12/20/2028	12/20/2013	A	101,116
1,425,000	Grove City, OH Tax Increment Financing[1]	5.125	12/01/2016	07/23/2014	B	1,375,325
20,000	Lake County, OH Sewer District Improvements[1]	5.850	12/01/2016	04/30/2011	A	20,056
49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Ohio Continued
$355,000	Lorain County, OH Elderly Hsg. Corp. (Harr Plaza)[1]	6.375%	07/15/2019	03/18/2016	B	$340,530
30,000	Lorain County, OH Health Care Facilities (Kendal at Oberlin)	5.375	02/01/2012	04/30/2011	A	30,062
650,000	Lucas County, OH GO	6.500	12/01/2016	04/30/2011	A	653,055
25,000	Muskingum County, OH Hospital Facilities (BHA/Careserve/PP/SSNH/BHC/BCG/ Carelife/BCC Obligated Group)[1]	5.400	12/01/2016	04/30/2011	A	25,023
5,000	Muskingum County, OH Hospital Facilities (FSCCHM)	5.375	02/15/2012	04/30/2011	A	5,012
35,000	OH Air Quality Devel. Authority (First Energy Solutions Corp.)[1]	7.250	11/01/2032	11/01/2012	C	37,644
45,000	OH Capital Corp. for Hsg. (The Conifers)	6.300	06/01/2028	04/30/2011	A	45,028
460,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450	06/01/2022	06/01/2014	A	465,745
40,000	OH HFA[1]	5.250	09/01/2030	01/04/2013	B	39,282
40,000	Pike County, OH Hospital Facilities (Pike Health Services)	6.750	07/01/2017	09/25/2014	B	39,554
10,000	Pleasant, OH Local School District[1]	5.100	12/01/2018	04/30/2011	A	10,016
1,900,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[4]	6.300	02/15/2024	01/07/2019	B	1,262,645
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[4]	6.400	02/15/2034	02/27/2030	B	1,146,347
215,000	Scioto County, OH Marine Terminal Facility (Norfolk & Western Railway Company)	5.300	08/15/2013	04/30/2011	A	215,488
1,500,000	Struthers, OH City School District[1]	5.500	12/01/2022	12/01/2011	A	1,502,040
4,520,000	Toledo-Lucas County, OH Port Authority (Bax Global)[1]	6.250	11/01/2013	12/02/2012	B	4,453,827
510,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)[1]	6.600	11/15/2015	10/02/2013	B	499,265
2,900,000	Toledo-Lucas County, OH Port Authority (Crocker Park)[1]	5.250	12/01/2023	11/02/2019	B	2,613,248
10,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	5.400	05/15/2019	11/06/2016	B	8,755
460,000	Toledo-Lucas County, OH Port Authority (Woodsage Properties)[1]	5.400	05/15/2014	12/06/2012	B	442,626
90,000	Wadsworth, OH Hsg. Devel. Corp. (Medina Hsg.)[1]	6.200	03/01/2020	05/21/2017	B	72,626

						144,155,725

Oklahoma—0.2%
85,000	Cherokee County, OK EDA (NSU Student Hsg.)[1]	5.250	12/01/2034	06/04/2030	B	75,134
65,000	Edmond, OK EDA Student Hsg. (Collegiate Hsg. Foundation)[1]	5.375	12/01/2019	04/10/2016	B	64,440
60,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.300	09/01/2026	04/30/2011	A	60,001
50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Oklahoma Continued
$5,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.400%	09/01/2022	03/01/2012	A	$5,030
70,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.500	09/01/2028	03/01/2012	A	70,120
50,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.850	09/01/2020	09/01/2020		51,146
10,000	OK HFA (Single Family Homeownership Loan Program)[1]	6.200	09/01/2028	04/30/2011	A	10,006
30,000	OK HFA (Single Family Mtg.)[1]	5.250	03/01/2022	03/01/2012	A	30,234
35,000	OK HFA (Single Family Mtg.)[1]	5.400	09/01/2029	03/01/2012	A	35,017
2,620,000	Oklahoma City, OK Airport Trust[1]	5.750	02/01/2018	04/30/2011	A	2,623,720
1,630,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	02/01/2012	A	1,725,241

						4,750,089

Oregon—0.1%
20,000	Klamath Falls, OR Airport	5.500	07/01/2016	04/30/2011	A	20,075
25,000	Newberg, OR Public Safety	5.250	12/01/2012	04/30/2011	A	25,097
75,000	Northern Wasco County, OR People’s Utility District (Bonneville Power Administration)[1]	5.200	12/01/2024	11/01/2011	A	77,141
15,000	OR Bond Bank (Economic Devel. Dept.)	5.500	01/01/2013	04/30/2011	A	15,058
45,000	OR Bond Bank (Economic Devel. Dept.)[1]	6.000	01/01/2015	04/30/2011	A	45,199
25,000	OR GO1	5.375	08/01/2028	02/22/2024	B	24,928
40,000	OR GO (Elderly & Disabled Hsg.)	5.450	08/01/2012	04/30/2011	A	40,136
30,000	OR GO (Elderly & Disabled Hsg.)[1]	5.450	08/01/2013	04/30/2011	A	30,095
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.550	08/01/2016	04/30/2011	A	20,024
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	04/30/2011	A	20,016
45,000	OR GO (Elderly & Disabled Hsg.)	5.650	08/01/2026	04/30/2011	A	45,009
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.700	08/01/2016	04/30/2011	A	25,034
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200	08/01/2020	04/30/2011	A	15,018
50,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300	08/01/2026	04/30/2011	A	50,036
20,000	OR Health & Science University[1]	5.250	07/01/2015	04/30/2011	A	20,045
20,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F1	5.250	07/01/2022	01/01/2012	A	20,656
50,000	Port of Portland, OR Airport (Portland International Airport)[1]	5.500	07/01/2018	04/30/2011	A	50,045
50,000	Port Umatilla, OR Water[1]	6.450	08/01/2014	08/01/2011	A	50,630
35,000	Portland, OR Urban Renewal & Redevel. (Oregon Convention Center)[1]	5.500	06/15/2020	06/15/2011	A	35,135
1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2016	03/25/2015	B	933,240

						1,562,617
51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Pennsylvania—6.6%
$2,945,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.100%	07/01/2014	02/09/2013	B	$2,982,019
5,845,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000	11/01/2017	04/30/2011	A	5,852,072
8,000,000	Beaver County, PA IDA (First Energy General Corp.)[1]	7.125	06/01/2028	06/01/2011	C	8,072,080
1,330,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600	03/15/2017	11/01/2014	B	1,279,660
13,890,000	Chester County, PA H&EFA (Chester County Hospital)[1]	5.875	07/01/2016	04/30/2011	A	13,940,560
800,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2021	07/01/2012	A	803,304
115,000	Delaware River Port Authority PA/NJ1	5.625	01/01/2026	04/30/2011	A	115,071
40,000	Delaware River Port Authority PA/NJ1	5.700	01/01/2023	04/30/2011	A	40,043
50,000	Derry Township, PA Municipal Authority[1]	4.900	12/01/2015	04/30/2011	A	50,140
200,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.200	07/15/2016	04/30/2011	A	200,258
2,500,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2025	04/30/2011	A	2,502,275
35,000,000	Montgomery County, PA IDA[2]	5.750	08/01/2030	08/01/2015	A	37,493,050
26,335,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	02/25/2019	A	27,374,969
12,300,000	PA EDFA (National Gypsum Company)[1]	6.125	11/01/2027	11/01/2027		9,888,954
8,120,000	PA EDFA (National Gypsum Company)[1]	6.250	11/01/2027	11/01/2027		6,694,453
500,000	PA EDFA (Northampton Generating)	6.500	01/01/2013	08/28/2012	B	315,480
1,500,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	09/01/2011	A	1,524,615
10,000,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	07/18/2014	B	9,717,800
10,300,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	09/17/2014	B	10,009,334
25,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	04/30/2011	A	25,000
15,000	PA St. Mary Hospital Authority (Franciscan Health)[1]	7.000	06/15/2015	04/30/2011	A	15,033
445,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	4.750	04/01/2034	04/01/2011	A	443,638
20,880,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	6.625	11/15/2023	04/30/2011	A	20,884,802
36,210,000	Philadelphia, PA Redevel. Authority (Neighborhood Transformation)[1]	5.300	04/15/2026	04/15/2012	A	36,655,021
65,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.600	04/01/2020	04/30/2011	A	65,045
7,180,000	Reading, PA GO1	5.625	11/15/2020	11/17/2016	B	7,057,725
45,000	Sayre, PA Health Care Facilities Authority (Guthrie Healthcare System)[1]	5.875	12/01/2031	12/01/2012	A	45,155
50,000	Washington County, PA Authority (Girard College)[1]	5.000	05/15/2018	04/30/2011	A	50,133

						204,097,689
52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Rhode Island—2.2%
$1,865,000	Central Falls, RI Detention Facility[1]	6.750%	01/15/2013	04/22/2012	B	$1,812,071
25,000	Providence, RI Public Building Authority, Series B	5.500	12/15/2014	04/30/2011	A	25,051
465,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800	09/01/2022	02/05/2021	B	456,611
140,000	RI Health & Educational Building Corp. (Johnson & Wales University)[1]	6.100	04/01/2026	04/30/2011	A	140,027
225,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250	05/15/2026	05/28/2025	B	217,357
4,045,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)[1]	5.750	05/15/2023	04/30/2011	A	4,046,658
20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.200	04/01/2019	04/30/2011	A	20,009
20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.400	10/01/2026	04/30/2011	A	20,005
145,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	04/30/2011	A	145,154
25,000	RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)[1]	5.375	04/01/2024	10/01/2012	A	25,034
20,000	RI Student Loan Authority	5.250	12/01/2011	04/30/2011	A	20,056
13,640,000	RI Student Loan Authority[2]	6.000	12/01/2023	06/20/2011	A	13,645,320
115,000	RI Student Loan Authority[1]	6.450	12/01/2015	06/01/2011	A	115,550
14,085,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250	06/01/2042	08/31/2026	B	12,243,386
11,975,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.000	06/01/2023	01/23/2012	A	12,028,528
24,415,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125	06/01/2032	12/12/2017	B	23,233,070

						68,193,887

South Carolina—0.8%
815,000	Allendale County, SC School District Energy Savings Special Obligation[1]	7.000	12/01/2013	09/18/2012	B	845,261
110,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	5.700	10/01/2021	10/01/2021		108,549
285,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125	10/01/2017	12/10/2014	B	274,449
7,000,000	Greenville, SC Hospital System (GHS Partners in Health)[1]	5.500	05/01/2026	05/01/2011	A	7,081,130
250,000	Greenwood County, SC Hospital (Self Regional Healthcare)[1]	5.500	10/01/2026	10/01/2011	A	250,100
210,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2019	12/01/2017	A	221,399
270,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2027	01/14/2026	B	265,235
1,090,000	Orangeburg County, SC Solid Waste (South Carolina Electric & Gas Company)[1]	5.700	11/01/2024	04/30/2011	A	1,090,022
2,355,000	Richland County, SC Environmental Improvement (International Paper Company)[1]	6.100	04/01/2023	04/01/2014	A	2,360,558
53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

South Carolina Continued
$1,735,000	SC Connector 2000 Assoc.Toll Road, Series B	5.604%[3]		01/01/2021	01/01/2021		$238,910
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702	[3]	01/01/2026	01/01/2026		74,030
30,000	SC Educational Facilities Authority (Southern Wesleyan University)[1]	5.850		03/01/2016	04/30/2011	A	30,016
100,000	SC Educational Facilities Authority (Southern Wesleyan University)[1]	6.000		03/01/2023	09/26/2021	B	95,254
20,000	SC Hsg. Finance & Devel. Authority[1]	5.950		07/01/2029	04/30/2011	A	20,005
85,000	SC Hsg. Finance & Devel. Authority, Series A1	5.400		07/01/2021	04/30/2011	A	85,037
10,000	SC Hsg. Finance & Devel. Authority, Series A-2[1]	5.300		07/01/2019	04/30/2011	A	10,006
3,000,000	SC Jobs-EDA (Georgetown Memorial Hospital/Georgetown Health Group Obligated Group)[1]	5.875		11/01/2029	11/06/2025	B	2,909,190
9,970,000	SC Tobacco Settlement Management Authority	5.000		06/01/2018	04/30/2011	A	9,982,762

							25,941,913

South Dakota—0.7%
8,430,000	SD Education Loans[1]	5.600		06/01/2020	06/01/2020		6,796,603
11,135,000	SD Educational Enhancement Funding Corp. Tobacco Settlement	6.500		06/01/2032	08/26/2018	B	10,995,144
2,335,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.375		05/01/2018	10/01/2011	A	2,389,756
15,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.375		05/01/2018	06/01/2012	A	15,878
815,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.750		05/01/2031	07/04/2012	A	871,520

							21,068,901

Tennessee—0.5%
10,000	Blount County, TN Hospital, Series B1	5.125		07/01/2019	01/23/2018	B	9,979
50,000	Columbia, TN Electric System[1]	5.625		09/01/2017	04/30/2011	A	50,206
510,000	Memphis-Shelby County, TN Airport Authority[1]	6.000		03/01/2024	04/30/2011	A	510,556
3,940,000	Memphis-Shelby County, TN Airport Authority[1]	6.125		03/01/2025	04/30/2011	A	3,944,295
275,000	Nashville & Davidson County, TN Metropolitan Government Health & Educational Facilities (McKendree Village Senior Care Corp.)[1]	5.125		01/01/2020	04/30/2011	A	275,921
12,235,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2024	09/01/2024		11,547,515
15,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.250		07/01/2022	01/01/2012	A	15,132
80,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.550		01/01/2021	04/30/2011	A	80,046

							16,433,650

Texas—8.3%
2,997,000	Austin, TX Hsg. Finance Corp. (Austin Santa Maria Village)[1]	7.375		06/20/2035	04/30/2011	A	3,149,967
605,000	Austin, TX Utility System	6.730	[3]	11/15/2014	05/15/2011	A	469,238
80,000	Bexar County, TX HFC (American Opportunity Hsg.-Cinnamon Creek)	5.750		12/01/2013	08/07/2012	D	84,846
115,000	Bexar County, TX HFC (Doral Club)[1]	8.750		10/01/2036	08/29/2028	B	78,531
54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Texas Continued
$1,085,000	Brazos River Authority, TX (Johnson County Surface Water & Treatment System)	5.800%		09/01/2011	04/30/2011	A	$1,089,253
50,000	Brazos River Authority, TX (Regional Raw Water)[1]	5.500		09/01/2018	04/06/2011	A	50,036
100,000	Brazos River Authority, TX (Regional Raw Water Line)[1]	5.500		09/01/2030	04/06/2011	A	100,072
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750		10/01/2038	10/01/2038		38,327
5,000,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	5.700		05/15/2033	05/15/2012	C	5,078,300
20,000,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	6.250		05/15/2033	06/15/2012	C	20,626,800
290,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	6.625		05/15/2033	05/15/2013	A	290,244
17,845,000	Capital Area, TX HFC (AHF Affordable Hsg.)	0.520	[5]	01/01/2039	12/01/2011	A	6,591,943
25,000	Cass County, TX IDC (International Paper Company)[1]	6.000		09/01/2025	09/01/2012	A	25,035
285,000	Cass County, TX IDC (International Paper Company)[1]	6.600		03/15/2024	04/30/2011	A	286,915
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250		06/01/2023	07/08/2021	B	42,200
5,000	Connally, TX Consolidated Independent School District[1]	5.625		08/15/2029	04/22/2011	A	5,016
100,000	Corpus Christi, TX General Airport[1]	5.625		02/15/2019	02/15/2012	A	101,284
5,510,000	Dallas-Fort Worth, TX International Airport[1]	5.500		11/01/2020	11/01/2011	A	5,563,557
1,010,000	Dallas-Fort Worth, TX International Airport[1]	5.500		01/15/2021	04/30/2011	A	1,011,222
20,000,000	Dallas-Fort Worth, TX International Airport[1]	5.500		11/01/2021	04/30/2011	A	20,020,200
105,000	Dallas-Fort Worth, TX International Airport[1]	5.500		11/01/2031	12/10/2029	B	103,784
70,000	Dallas-Fort Worth, TX International Airport[1]	5.500		11/01/2035	05/03/2034	B	65,230
100,000	Dallas-Fort Worth, TX International Airport[1]	5.750		11/01/2030	04/30/2011	A	100,053
12,250,000	Dallas-Fort Worth, TX International Airport[1]	6.000		11/01/2023	04/30/2011	A	12,293,610
11,500,000	Dallas-Fort Worth, TX International Airport[1]	6.000		11/01/2024	04/30/2011	A	11,551,750
220,000	Dallas-Fort Worth, TX International Airport[1]	6.000		11/01/2028	04/30/2011	A	220,194
5,510,000	Dallas-Fort Worth, TX International Airport[1]	6.000		11/01/2032	04/30/2011	A	5,512,920
8,000,000	Dallas-Fort Worth, TX International Airport[1]	6.100		11/01/2019	04/30/2011	A	8,016,160
75,000	Dallas-Fort Worth, TX International Airport[1]	6.125		11/01/2035	04/30/2011	A	75,032
12,500,000	Dallas-Fort Worth, TX International Airport[1]	6.250		11/01/2028	04/30/2011	A	12,547,125
8,950,000	Dallas-Fort Worth, TX International Airport[1]	6.250		11/01/2028	04/30/2011	A	8,983,742
165,000	El Paso County, TX HFC (American Village Communities), Series A1	6.250		12/01/2020	10/21/2012	A	165,629
85,000	Grand Prairie, TX Metropolitan Utility & Reclamation District	5.800		04/01/2011	04/01/2011		85,000
1,390,000	Grand Prairie, TX Metropolitan Utility & Reclamation District	6.500		04/01/2012	04/30/2011	A	1,392,558
55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Texas Continued
$4,660,000	Gulf Coast, TX IDA (Citgo Petroleum Corp.)[1]	7.500%	05/01/2025	10/01/2012	C	$4,687,075
110,000	Gulf Coast, TX IDA (Valero Energy Corp.)[1]	5.600	12/01/2031	12/01/2031		95,725
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	04/01/2012	A	342,132
60,000	Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)[1]	5.600	04/01/2032	04/01/2032		52,162
30,000	Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)[1]	6.650	04/01/2032	04/01/2012	A	30,019
2,100,000	Gulf Coast, TX Water Authority[1]	5.000	08/15/2018	04/30/2011	A	2,102,856
12,470,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	04/14/2013	A	14,174,026
35,000	Harris County, TX IDC (Continental Airlines)[1]	5.375	07/01/2019	11/01/2015	B	31,660
40,000	Harris County, TX Municipal Utility District No. 304[1]	5.300	09/01/2013	04/30/2011	A	40,023
2,055,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2019	11/15/2019		2,014,290
965,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500	07/15/2017	04/30/2011	A	966,641
4,060,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125	07/15/2017	10/08/2014	B	3,943,316
210,000	Houston, TX Airport System[1]	5.625	07/01/2030	02/08/2026	B	208,032
50,000	Houston, TX Airport System (Continental Airlines)	5.375	07/15/2011	04/30/2011	A	50,191
10,000	Houston, TX Airport System (People Mover)	5.375	07/15/2012	04/30/2011	A	10,035
45,000	Houston, TX Airport System, Series A1	5.000	07/01/2028	07/13/2027	B	41,403
150,000	Houston, TX Airport System, Series A	5.500	07/01/2018	04/30/2011	A	150,402
8,100,000	Houston, TX Airport System, Series A1	5.500	07/01/2023	04/30/2011	A	8,103,645
25,000	Houston, TX Airport System, Series A	5.625	07/01/2020	04/30/2011	A	25,070
100,000	Houston, TX Airport System, Series A1	5.625	07/01/2021	04/30/2011	A	100,278
3,500,000	Houston, TX Airport System, Series A1	5.875	07/01/2015	09/01/2011	A	3,577,105
3,900,000	Houston, TX Airport System, Series A	6.000	07/01/2011	04/30/2011	A	3,916,575
1,150,000	Houston, TX Airport System, Series B1	5.200	07/01/2018	04/30/2011	A	1,151,035
625,000	Houston, TX HFC (Single Family Mtg.)[1]	6.750	06/01/2033	04/15/2012	A	647,325
1,435,000	Houston, TX Hsg. Corp. (6800 Long Drive Apartments)[1]	6.625	02/01/2020	08/01/2011	A	1,439,994
35,000	Lewisville, TX HFC (Lewisville Limited)[1]	5.500	06/01/2017	04/30/2011	A	35,032
90,000	Lewisville, TX HFC (Lewisville Limited)[1]	5.600	12/01/2029	04/30/2011	A	89,994
90,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.750	07/01/2012	04/01/2012	B	88,319
50,000	Matagorda County, TX Navigation District (Centerpoint Energy)[1]	5.250	11/01/2029	11/01/2029		43,530
7,385,000	McLennan County, TX Public Facility Corp.[1]	6.625	06/01/2035	05/07/2018	A	7,740,735
835,000	Midland County, TX Hospital District[1]	5.375	06/01/2016	04/30/2011	A	836,052
15,000	Midtown, TX Redevel. Authority[1]	5.375	01/01/2020	04/30/2011	A	15,012
56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Texas Continued
$16,000,000	Mission, TX EDC (Waste Management)[1]	6.000%	08/01/2020	08/01/2013	C	$17,223,200
50,000	Montgomery County, TX Municipal Utility District No. 40 (Waterworks & Sewer)[1]	5.000	03/01/2019	04/30/2011	A	50,049
625,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.650	01/01/2038	11/01/2014	A	654,375
125,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.750	01/01/2038	07/01/2016	A	127,365
340,000	Richwood, TX GO COP[1]	5.750	08/15/2024	09/22/2022	B	339,534
620,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.450	06/01/2021	06/01/2021		164,697
210,000	Southeast TX HFC[1]	4.750	01/01/2037	02/05/2013	A	210,063
40,000	Southlake Parks, TX Devel. Corp.[1]	5.375	08/15/2021	04/30/2011	A	40,121
4,030,000	Texas City, TX Industrial Devel. Corp. (BP Pipeline-North America)[1]	7.375	10/01/2020	10/01/2020		4,644,615
2,500,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)[1]	6.000	07/01/2019	07/01/2011	A	2,504,725
2,095,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)[1]	6.000	07/01/2025	01/17/2024	B	2,092,779
1,250,000	Tomball, TX Hospital Authority (Tomball Regional Hospital)[1]	6.000	07/01/2029	01/27/2028	B	1,224,100
235,000	Trinity, TX River Authority (TXU Energy Company)	6.250	05/01/2028	05/01/2028		59,474
50,000	TX Dept. of Hsg. & Community Affairs[1]	5.250	07/01/2018	04/30/2011	A	50,032
10,000	TX Dept. of Hsg. & Community Affairs[1]	5.350	07/01/2033	01/02/2025	B	9,734
70,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)[1]	5.550	12/01/2024	04/30/2011	A	70,002
55,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)	5.600	12/01/2030	04/30/2011	A	54,998
20,000	TX Dept. of Hsg. & Community Affairs (Residential Mtg.)[1]	5.250	07/01/2022	07/01/2011	A	20,086
140,000	TX Dept. of Hsg. & Community Affairs (Residential Mtg.)[1]	5.500	01/01/2021	04/30/2011	A	140,085
105,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.875	09/01/2022	04/18/2019	B	62,549
100,000	TX Lower Colorado River Authority[1]	5.500	05/15/2021	04/30/2011	A	100,333
3,415,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.250	12/15/2023	12/15/2023		3,280,073
40,200,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	40,766,820
1,114,576	TX Panhandle HFA (Amarillo Affordable Hsg.)[4]	6.250	03/01/2010	03/01/2010		44,538
3,560,111	TX Panhandle HFA (Amarillo Affordable Hsg.)[4]	6.625	03/01/2020	08/04/2016	B	142,262
2,335,302	TX Panhandle HFA (Amarillo Affordable Hsg.)[4]	6.750	03/01/2031	10/24/2026	B	93,319
25,000	TX Water Devel. Board[1]	5.250	07/15/2015	04/30/2011	A	25,094
50,000	TX Water Devel. Board	5.450	07/15/2021	04/30/2011	A	50,185
235,000	Victoria County, TX Hospital (Citizens Medical Center)[1]	5.500	02/15/2019	04/30/2011	A	235,125
57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Texas Continued
$60,000	Washington County, TX HFDC (Trinity Community Medical Center of Brenham/Trinity Care Center Obligated Group)[1]	5.750%	06/01/2024	07/12/2022	B	$51,326
25,000	Ysleta, TX Independent School District[1]	5.375	11/15/2024	05/15/2011	A	25,102

						257,122,222

U.S. Possessions—8.5%
1,000,000	Guam International Airport Authority[1]	5.250	10/01/2022	10/01/2011	A	1,000,810
20,000	Guam International Airport Authority[1]	5.375	10/01/2017	10/01/2013	A	20,457
1,035,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	01/14/2016	B	914,743
9,800,000	Puerto Rico Commonwealth GO1	4.750	12/01/2015	12/01/2012	A	10,068,716
5,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2024		4,839,650
2,330,000	Puerto Rico Commonwealth GO1	5.250	07/01/2026	07/01/2026		2,198,961
5,685,000	Puerto Rico Commonwealth GO1	5.250	07/01/2034	07/01/2034		5,004,960
56,565,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2026	12/13/2025	B	53,823,294
13,025,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2028	07/01/2028		12,276,453
6,925,000	Puerto Rico Electric Power Authority, Series XX1	5.750	07/01/2036	01/19/2035	B	6,495,719
8,440,000	Puerto Rico Infrastructure[1]	5.500	07/01/2020	07/01/2020		8,623,317
4,670,000	Puerto Rico Infrastructure[1]	5.500	07/01/2022	07/01/2022		4,698,767
1,140,000	Puerto Rico Infrastructure[1]	5.500	07/01/2023	07/01/2023		1,141,402
680,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600	10/01/2014	01/26/2013	B	663,802
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	06/01/2011	A	3,313,608
165,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000	10/01/2018	04/30/2011	A	165,064
500,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxilio Obligated Group)[1]	6.250	07/01/2024	04/30/2011	A	500,320
160,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2014	07/01/2011	A	161,291
500,000	Puerto Rico Public Buildings Authority[1]	6.125	07/01/2023	07/01/2019	A	518,605
5,220,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2022	07/01/2022		5,555,907
2,900,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2026	07/01/2019	A	2,970,934
1,000,000	Puerto Rico Public Buildings Authority[1]	6.750	07/01/2036	07/01/2019	A	1,051,440
2,950,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	3,234,882
13,200,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	14,219,304
500,000	Puerto Rico Public Finance Corp., Series A1	5.000	08/01/2027	02/01/2012	C	505,660
175,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2029	02/01/2012	C	177,336
14,315,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2030	02/01/2012	C	14,529,725
22,450,000	Puerto Rico Public Finance Corp., Series A1	5.750	08/01/2027	02/01/2012	C	22,840,855
5,000	Puerto Rico Public Finance Corp., Series A	6.000	08/01/2015	08/01/2011	A	5,026
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	08/01/2030		10,739,520
58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

U.S. Possessions Continued
$21,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125%	08/01/2029	02/01/2014	A	$21,503,790
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	08/01/2019	A	9,320,580
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.500	08/01/2035	08/01/2020	A	36,614,900
500,000	V.I. Government Refinery Facilities (Hovensa Coker)[1]	6.500	07/01/2021	10/01/2017	B	499,860
5,115,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	10/01/2011	A	5,161,700

						265,361,358

Utah—0.1%
1,396,000	Eagle Mountain, UT Special Assessment	6.250	05/01/2013	05/01/2011	A	1,396,517
310,000	Emery County, UT Environmental Improvement (Pacificorp)[1]	6.150	09/01/2030	09/01/2030		295,942
950,000	Emery County, UT Pollution Control (Pacificorp)[1]	5.625	11/01/2023	04/30/2011	A	950,998
500,000	Emery County, UT Pollution Control (Pacificorp)	5.650	11/01/2023	04/30/2011	A	500,885
30,000	Intermountain, UT Power Agency[1]	5.000	07/01/2013	04/30/2011	A	30,108
515,000	UT HFA (Single Family Mtg.)[1]	6.125	01/01/2027	04/30/2011	A	515,304
55,000	UT State Building Ownership Authority, Series A1	5.750	08/15/2011	08/15/2011		56,022
5,000	UT University Campus Facilities System, Series A1	6.750	10/01/2014	04/30/2011	A	5,011

						3,750,787

Vermont—0.1%
25,000	Burlington, VT Airport[1]	5.600	07/01/2017	04/30/2011	A	25,027
120,000	Burlington, VT Airport, Series B1	5.750	07/01/2017	04/30/2011	A	120,212
10,000	Burlington, VT Airport, Series B	5.850	07/01/2011	04/30/2011	A	10,041
205,000	Burlington, VT COP	5.500	12/01/2016	04/30/2011	A	205,789
3,775,000	VT Educational & Health Buildings Financing Agency (Fletcher Allen Health Care)[1]	6.000	12/01/2023	12/01/2011	A	3,815,242
40,000	VT HFA	5.400	02/15/2012	04/30/2011	A	40,124
20,000	VT HFA (Single Family)[1]	5.500	11/01/2021	08/01/2011	A	20,344
25,000	VT HFA (Single Family), Series 11A1	5.900	05/01/2019	05/01/2019		25,865

						4,262,644
Virginia—0.3%
265,000	Norfolk, VA EDA, Series B1	5.625	11/01/2015	12/16/2013	B	226,207
100,000	Richmond, VA IDA (Virginia Commonwealth University Real Estate Foundation)[1]	5.550	01/01/2031	12/12/2026	B	98,692
717,000	VA Gateway Community Devel. Authority[1]	6.375	03/01/2030	01/29/2024	B	663,290
8,170,000	VA Hsg. Devel. Authority (Rental Hsg.)[1]	5.550	01/01/2027	01/01/2012	A	8,184,706
975,000	Watkins Centre, VA Community Devel. Authority[1]	5.400	03/01/2020	10/14/2016	B	917,036

						10,089,931
59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Washington—3.9%
$10,000	Bellingham, WA Hsg. Authority (Cascade Meadows)[1]	5.200%	11/01/2027	04/30/2011	A	$9,999
15,000,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro)[1]	6.050	07/01/2032	07/01/2014	A	15,176,550
1,755,000	Clark County, WA Public Utility District No. 1[1]	5.500	01/01/2025	04/30/2011	A	1,759,616
1,050,000	Kent, WA GO1	5.375	12/01/2020	12/01/2011	A	1,054,127
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[1]	6.850	07/01/2024	07/01/2011	A	25,088
20,000	King County, WA Hsg. Authority (Fairwood Apartments)[1]	5.900	12/01/2015	06/01/2011	A	20,045
160,000	King County, WA Hsg. Authority (Fairwood Apartments)[1]	6.000	12/01/2025	06/01/2011	A	161,370
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	12/18/2023	B	8,068
300,000	Ocean Shores, WA GO1	5.500	12/01/2019	06/01/2012	A	311,874
155,000	Pierce County, WA Hsg. Authority[1]	5.800	12/01/2023	10/14/2021	B	129,329
100,000	Port Grays Harbor, WA GO1	6.375	12/01/2014	04/30/2011	A	100,261
5,000,000	Port of Seattle, WA Special Facility[1]	6.000	09/01/2020	04/30/2011	A	5,003,100
95,000	Port of Seattle, WA Special Facility[1]	6.000	09/01/2029	07/25/2024	B	92,468
47,110,000	Port of Seattle, WA Special Facility[1]	6.250	09/01/2026	04/30/2011	A	47,114,711
245,000	Prosser, WA Water & Sewer[1]	5.400	09/01/2012	04/30/2011	A	245,956
15,000	Vancouver, WA Hsg. Authority (Office Building)[1]	5.500	03/01/2028	04/05/2011	A	15,008
10,000	Vancouver, WA Hsg. Authority (Springbrook Square)	5.375	09/01/2013	04/05/2011	A	10,005
25,000	WA COP (Dept. of General Administration)[1]	5.500	10/01/2013	04/30/2011	A	25,100
20,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2015	04/30/2011	A	20,045
30,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2016	04/30/2011	A	30,059
1,755,000	WA EDFA (Lindal Cedar Homes)[1]	5.800	11/01/2017	04/30/2011	A	1,758,089
100,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)[1]	5.300	08/15/2014	04/30/2011	A	100,143
145,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)[1]	5.400	08/15/2023	12/21/2019	B	139,770
10,000	WA Health Care Facilities Authority (Swedish Health Services)[1]	5.250	11/15/2026	06/09/2025	B	9,519
10,000,000	WA Health Care Facilities Authority (Swedish Health Services)[1]	6.500	11/15/2027	11/15/2015	A	10,390,100
5,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.375	12/01/2014	04/30/2011	A	5,004
290,000	WA HFC[1]	5.000	06/01/2021	03/01/2012	A	297,088
27,475,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	06/01/2013	A	27,673,644
11,005,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	04/30/2021	B	10,898,692

						122,584,828
60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

West Virginia—1.0%
$330,000	Harrison County, WV (Monongahela Power Company)[1]	6.250%	05/01/2023	05/01/2023		$318,866
50,000	Harrison County, WV (Monongahela Power Company)[1]	6.750	08/01/2024	08/01/2024		49,747
1,210,000	Harrison County, WV County Commission Solid Waste Disposal (Monongahela Power Company)	6.750	08/01/2024	05/31/2011	A	1,216,752
25,650,000	Mason County, WV Pollution Control (Appalachian Power Company)[1]	6.050	12/01/2024	04/30/2011	A	25,823,907
20,000	Pleasants County, WV Pollution Control (Monongahela Power Company)[1]	5.500	04/01/2029	04/01/2029		18,658
2,075,000	Pleasants County, WV Pollution Control (Potomac Edison Company)[1]	5.500	04/01/2029	04/01/2029		2,003,786
25,000	Pleasants County, WV Pollution Control (West Penn Power Company)[1]	5.500	04/01/2029	04/01/2029		24,142
100,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.500	09/01/2028	09/01/2028		96,098
55,000	WV Water Devel. Authority[1]	5.625	07/01/2030	06/11/2026	B	54,232
50,000	WV Water Devel. Authority[1]	6.250	07/01/2030	07/01/2012	A	50,295
75,000	WV West Liberty State College, Series A1	6.000	06/01/2023	06/01/2013	A	77,543

						29,734,026

Wisconsin—2.1%
350,000	Janesville, WI Industrial Devel. (Paramount Communications)[1]	7.000	10/15/2017	04/30/2011	A	350,441
240,000	Madison, WI Industrial Devel. (Madison Gas & Electric Company)[1]	5.875	10/01/2034	10/01/2034		238,488
16,000,000	Marshfield, WI Electric[1]	5.500	12/01/2030	12/01/2020	A	16,593,760
480,000	WI H&EFA (Aurora Health Care)[1]	5.600	02/15/2029	11/07/2027	B	465,734
12,650,000	WI H&EFA (Aurora Health Care/Aurora Medical Group/Aurora Health Care Metro Obligated Group)[1]	6.500	04/15/2033	04/15/2013	A	12,690,101
3,085,000	WI H&EFA (Beloit College)[1]	5.750	06/01/2021	06/01/2015	A	3,155,677
450,000	WI H&EFA (Divine Savior Healthcare)[1]	5.400	06/01/2014	04/30/2011	A	450,585
100,000	WI H&EFA (Lawrence University of Wisconsin)[1]	5.125	10/15/2018	04/30/2011	A	100,046
3,075,000	WI H&EFA (Marshfield Clinic)[1]	5.625	02/15/2017	04/30/2011	A	3,077,122
185,000	WI H&EFA (Marshfield Clinic)[1]	5.750	02/15/2027	01/31/2023	B	178,277
200,000	WI H&EFA (Marshfield Clinic)[1]	6.250	02/15/2018	04/30/2011	A	200,180
260,000	WI H&EFA (Marshfield Clinic)[1]	6.250	02/15/2029	10/02/2025	B	257,494
11,545,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	12/01/2015	A	11,633,666
35,000	WI H&EFA (MHSC/MAstdC/MA Obligated Group)[1]	5.375	08/15/2019	08/15/2011	A	35,060
25,000	WI H&EFA (MHSC/MAstdC/MA Obligated Group)[1]	5.500	08/15/2025	04/24/2023	B	24,920
61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Wisconsin Continued
$5,000,000	WI H&EFA (Wheaton Franciscan Services)[1]	5.250%	08/15/2025	08/20/2023	B	$4,586,800
9,715,000	WI H&EFA (Wheaton Franciscan Services/Wheaton Franciscan Medical Group Obligated Group) [1]	5.250	08/15/2025	08/15/2025		8,912,152
1,000,000	WI H&EFA (Wheaton Franciscan Services/Wheaton Franciscan Medical Group Obligated Group)[1]	5.250	08/15/2026	08/15/2026		905,160
70,000	WI Hsg. & EDA (Home Ownership), Series C1	6.000	09/01/2036	09/01/2036		72,939
5,000	WI Hsg. & EDA, Series B1	5.300	11/01/2018	04/30/2011	A	5,003

						63,933,605

Wyoming—0.0%
495,000	Lincoln County, WY Pollution Control (PacifiCorp)[1]	5.625	11/01/2021	04/30/2011	A	495,272

Total Municipal Bonds and Notes (Cost $3,319,927,297)						3,240,373,433

Corporate Bonds and Notes—0.0%
12,210	Delta Air Lines, Inc., Sr. Unsec. Nts.[1,7] (Cost $12,088)	8.000	12/01/2015			11,458

Total Investments, at Value (Cost $3,319,939,385)—104.1%						3,240,384,891
Liabilities in Excess of Other Assets—(4.1)						(128,883,041)

Net Assets—100.0%						$3,111,501,850

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C.	Date of mandatory put.

D.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

2.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,486,700 or 0.34% of the Fund’s net assets as of March 31, 2011.

7.	Received as a result of a corporate action.
62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$55,752,767	$—	$55,752,767
Alaska	—	15,157,908	—	15,157,908
Arizona	—	109,404,309	—	109,404,309
Arkansas	—	1,678,255	—	1,678,255
California	—	327,563,734	—	327,563,734
Colorado	—	18,587,195	—	18,587,195
Connecticut	—	11,190,546	—	11,190,546
Delaware	—	204,524	—	204,524
District of Columbia	—	29,862,490	—	29,862,490
Florida	—	200,867,377	—	200,867,377
Georgia	—	85,182,728	—	85,182,728
Hawaii	—	50,183,813	—	50,183,813
Idaho	—	3,482,181	—	3,482,181
Illinois	—	358,954,832	—	358,954,832
Indiana	—	32,947,912	—	32,947,912
Iowa	—	2,851,980	—	2,851,980
Kansas	—	35,211,302	—	35,211,302
Kentucky	—	30,028,329	1	30,028,330
Louisiana	—	134,505,963	—	134,505,963
Maine	—	399,163	20	399,183
Maryland	—	6,553,235	—	6,553,235
Massachusetts	—	29,312,133	37,545	29,349,678
Michigan	—	62,053,457	—	62,053,457
Minnesota	—	62,272,094	—	62,272,094
Mississippi	—	11,226,376	—	11,226,376
Missouri	—	12,967,775	—	12,967,775
Montana	—	7,052,129	—	7,052,129
Multi States	—	23,116,190	—	23,116,190
Nebraska	—	910,268	—	910,268
Nevada	—	7,873,190	—	7,873,190
New Hampshire	—	81,667,319	—	81,667,319
New Jersey	—	104,597,095	—	104,597,095
New Mexico	—	2,157,631	—	2,157,631
63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

New York	$—	$56,987,217	$—	$56,987,217
North Carolina	—	13,418,511	—	13,418,511
North Dakota	—	10,614,795	—	10,614,795
Ohio	—	144,155,725	—	144,155,725
Oklahoma	—	4,750,089	—	4,750,089
Oregon	—	1,562,617	—	1,562,617
Pennsylvania	—	204,097,689	—	204,097,689
Rhode Island	—	68,193,887	—	68,193,887
South Carolina	—	25,941,913	—	25,941,913
South Dakota	—	21,068,901	—	21,068,901
Tennessee	—	16,433,650	—	16,433,650
Texas	—	250,530,279	6,591,943	257,122,222
U.S. Possessions	—	265,361,358	—	265,361,358
Utah	—	3,750,787	—	3,750,787
Vermont	—	4,262,644	—	4,262,644
Virginia	—	10,089,931	—	10,089,931
Washington	—	122,584,828	—	122,584,828
West Virginia	—	29,734,026	—	29,734,026
Wisconsin	—	63,933,605	—	63,933,605
Wyoming	—	495,272	—	495,272
Corporate Bonds and Notes	—	11,458	—	11,458

Total Assets	$—	$3,233,755,382	$6,629,509	$3,240,384,891

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in
	Value as of		unrealized	Net	Value as
	September 30,	Realized	appreciation/	purchases	of March 31,
	2010	gain (loss)	depreciation	(sales)	2011

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Kentucky	$1	$716	$1,530	$(2,246)	$1
Maine	—	—	—	20	20
Massachusetts	37,105	—	440	—	37,545
Texas	5,183,973	—	1,407,970	—	6,591,943

Total Assets	$5,221,079	$716	$1,409,940	$(2,226)	$6,629,509

See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

ACTS	Adult Communities Total Services

AHF	American Housing Foundation

AUS	Allegheny United Hospital

BCC	Bethesda Company Care, Inc.

BCG	Bethesda Care Givers

BHA	Bethesda Hospital Assoc.

BHC	Bethesda Home Care

BLMC	Bethesda Lutheran Medical Center

CDA	Communities Devel. Authority

CHFTEH	Catholic Housing for the Elderly & Handicapped

CHHC	Community Health & Home Care

COP	Certificates of Participation

CSAHS	The Sisters of Charity of St. Augustine Health System

DKH	Day Kimball Hospital

DRH	D.R. Hospital

DRIVERS	Derivative Inverse Tax Exempt Receipts

EDA	Economic Devel. Authority

EDC	Economic Devel. Corp.

EDFA	Economic Devel. Finance Authority

EF&CD	Environmental Facilities and Community Devel.

FHA	Federal Housing Agency/Authority

FHS	Freeman Health System

FRS	Family Rehabilitation Services (Hancock Manor)

FSCCHM	Franciscan Sisters of Christian Charity Healthcare Ministry.

GHS	Gaston Health Services

GO	General Obligation

H&EFA	Health and Educational Facilities Authority

H&HEFA	Hospitals and Higher Education Facilities Authority

HDC	Housing Devel. Corp.

HE&HFA	Higher Education and Health Facilities Authority

HEFA	Higher Education Facilities Authority

HESJH	HealthEast St. John’s Hospital

HFA	Housing Finance Agency

HFC	Housing Finance Corp.

HFDC	Health Facilities Devel. Corp.

HNE	Healthnet of New England

HSJH	HealthEast St. Joseph’s Hospital

HUHS	Hahnemann University Hospital System

IDA	Industrial Devel. Agency

IDC	Industrial Devel. Corp.

ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

JFK	John Fitzgerald Kennedy

JHF	Jewish Hospital Foundation

JHHS	Jewish Hospital Healthcare Services

JHP	JH Properties

MA	Mercy Alliance

MAstdC	Mercy Assisted Care

MCP	Medical College Of Pennsylvania

MHF	Miriam Hospital Foundation

MHSC	Mercy Health System Corp.

NSU	Northeastern State University

NY/NJ	New York/New Jersey

NYC	New York City

OHP	Oakwood Health Promotions

OHS	Oakwood Healthcare System

OUH	Oakwood United Hospitals

PA/NJ	Pennsylvania/New Jersey

PP	Professionals PRN, Inc.

RCF	Rush-Copley Foundation

RCMC	Rush-Copley Medical Center

RIH	Rhode Island Hospital

RIHF	Rhode Island Hospital Foundation

ROLs	Residual Option Longs

RUMC	Rush University Medical Center

Res Rec	Resource Recovery Facility

SANC	St. Anne’s Nursing Center

SCIC	Scottsdale Captive Insurance Company

SEAM	Sociedad Espanola de Auxilio Mutuo

SHC	Scottsdale Healthcare Corp.

SHH	Scottsdale Healthcare Hospitals

SHRC	Scottsdale Healthcare Realty Corp.

SJR	St. Joseph Residence

SJRNC	St. Johns Rehabilitation and Nursing Center

SSNH	Sunny Slope Nursing Home

TASC	Tobacco Settlement Asset-Backed Bonds

TC	Travis Corp. (People Care)

TMH	The Miriam Hospital

UHHS	University Hospitals Health System

UMSA	Unicorporated Municipal Service Area

V.I.	United States Virgin Islands

VC	VinFen Corp.

VCS	VinFen Clinical Services

VMNRC	Villa Marina Nursing & Rehabilitation Center
See accompanying Notes to Financial Statements.
65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2011

Assets
Investments, at value (cost $3,319,939,385)—see accompanying statement of investments	$3,240,384,891
Cash	550,341
Receivables and other assets:
Interest	59,325,668
Investments sold	9,704,364
Shares of beneficial interest sold	9,654,344
Other	978,114

Total assets	3,320,597,722

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	130,985,000
Payable on borrowings (See Note 5)	61,700,000
Shares of beneficial interest redeemed	10,681,612
Dividends	3,291,467
Distribution and service plan fees	1,870,754
Transfer and shareholder servicing agent fees	144,952
Shareholder communications	108,277
Trustees’ compensation	49,490
Investments purchased	45,988
Interest expense on borrowings	10,216
Other	208,116

Total liabilities	209,095,872

Net Assets	$3,111,501,850

Composition of Net Assets
Par value of shares of beneficial interest	$221,797
Additional paid-in capital	3,308,258,665
Accumulated net investment income	20,334,426
Accumulated net realized loss on investments	(137,758,544)
Net unrealized depreciation on investments	(79,554,494)

Net Assets	$3,111,501,850

66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,145,617,362 and 152,766,778 shares of beneficial interest outstanding)	$14.05
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$14.56

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $39,806,623 and 2,836,969 shares of beneficial interest outstanding)	$14.03

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $921,171,978 and 65,843,802 shares of beneficial interest outstanding)	$13.99

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $4,905,887 and 349,380 shares of beneficial interest outstanding)	$14.04
See accompanying Notes to Financial Statements.
67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2011

Investment Income
Interest	$95,955,269

Expenses
Management fees	6,564,867
Distribution and service plan fees:
Class A	2,779,068
Class B	212,503
Class C	4,784,964
Transfer and shareholder servicing agent fees:
Class A	581,925
Class B	30,361
Class C	296,516
Class Y	34
Shareholder communications:
Class A	61,169
Class B	3,467
Class C	30,498
Borrowing fees	1,070,326
Interest expense and fees on short-term floating rate notes issued (See Note 1)	610,140
Interest expense on borrowings	82,676
Trustees’ compensation	24,440
Custodian fees and expenses	11,000
Accounting service fees	6,000
Administration service fees	750
Other	329,269

Total expenses	17,479,973

Net Investment Income	78,475,296

Realized and Unrealized Loss
Net realized loss on investments	(62,976,317)
Net change in unrealized appreciation/depreciation on investments	(85,953,305)

Net Decrease in Net Assets Resulting from Operations	$(70,454,326)

See accompanying Notes to Financial Statements.
68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2011	September 30,
	(Unaudited)	2010

Operations
Net investment income	$78,475,296	$124,720,839
Net realized loss	(62,976,317)	(9,755,036)
Net change in unrealized appreciation/depreciation	(85,953,305)	39,341,742

Net increase (decrease) in net assets resulting from operations	(70,454,326)	154,307,545

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(57,046,097)	(88,917,324)
Class B	(909,365)	(1,763,709)
Class C	(21,044,368)	(32,670,389)
Class Y	(12,375)	—

	(79,012,205)	(123,351,422)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(12,598,906)	764,612,600
Class B	(3,377,785)	381,928
Class C	3,905,065	352,158,427
Class Y	4,912,563	—

	(7,159,063)	1,117,152,955

Net Assets
Total increase (decrease)	(156,625,594)	1,148,109,078
Beginning of period	3,268,127,444	2,120,018,366

End of period (including accumulated net investment income of $20,334,426 and $20,871,335, respectively)	$3,111,501,850	$3,268,127,444

See accompanying Notes to Financial Statements.
69 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended March 31, 2011

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(70,454,326)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(420,296,728)
Proceeds from disposition of investment securities	270,309,935
Short-term investment securities, net	108,083,985
Premium amortization	8,129,054
Discount accretion	(2,938,138)
Net realized loss on investments	62,976,317
Net change in unrealized appreciation/depreciation on investments	85,953,305
Change in assets:
Decrease in receivable for securities sold	12,250,680
Increase in other assets	(816,023)
Increase in interest receivable	(1,781,674)
Change in liabilities:
Decrease in other liabilities	(5,985)
Decrease in payable for securities purchased	(38,269,760)

Net cash provided by operating activities	13,140,642

Cash Flows from Financing Activities
Proceeds from bank borrowings	453,700,000
Payments on bank borrowings	(449,000,000)
Proceeds from short-term floating rate notes issued	47,570,000
Proceeds from shares sold	778,349,559
Payments on shares redeemed	(819,073,217)
Cash distributions paid	(24,661,413)

Net cash used in financing activities	(13,115,071)

Net increase in cash	25,571

Cash, beginning balance	524,770

Cash, ending balance	$550,341

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $54,324,923.
Cash paid for interest on bank borrowings—$95,537.
Cash paid for interest on short-term floating rate notes issued—$610,140.
See accompanying Notes to Financial Statements.
70 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2011	Year Ended September 30,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$14.68	$14.55	$14.11	$15.53	$15.91	$15.85

Income (loss) from investment operations:
Net investment income[1]	.36	.74	.76	.74	.69	.68
Net realized and unrealized gain (loss)	(.62)	.12	.38	(1.47)	(.39)	.05

Total from investment operations	(.26)	.86	1.14	(.73)	.30	.73

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.37)	(.73)	(.70)	(.69)	(.68)	(.67)

Net asset value, end of period	$14.05	$14.68	$14.55	$14.11	$15.53	$15.91

Total Return, at Net Asset Value[2]	(1.80)%	6.10%	8.64%	(4.86)%	1.88%	4.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,145,617	$2,261,442	$1,475,689	$1,252,931	$1,239,709	$1,259,280

Average net assets (in thousands)	$2,228,763	$1,764,368	$1,234,400	$1,259,577	$1,272,585	$1,122,551

Ratios to average net assets:[3]
Net investment income	5.11%	5.10%	5.60%	4.93%	4.36%	4.34%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.74%	0.73%	0.76%	0.75%	0.85%	0.74%
Interest and fees from borrowings	0.07%	0.09%	0.25%	0.18%	0.05%	0.15%
Interest and fees on short-term floating rate notes issued[4]	0.04%	0.04%	0.15%	0.22%	0.28%	0.25%

Total expenses	0.85%	0.86%	1.16%	1.15%	1.18%	1.14%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.85%	0.83%	1.13%	1.14%	1.18%	1.14%

Portfolio turnover rate	12%	20%	28%	49%	16%	19%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
71 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2011	Year Ended September 30,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$14.67	$14.54	$14.10	$15.51	$15.90	$15.84

Income (loss) from investment operations:
Net investment income[1]	.30	.62	.64	.62	.57	.56
Net realized and unrealized gain (loss)	(.63)	.12	.39	(1.46)	(.41)	.04

Total from investment operations	(.33)	.74	1.03	(.84)	.16	.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.61)	(.59)	(.57)	(.55)	(.54)

Net asset value, end of period	$14.03	$14.67	$14.54	$14.10	$15.51	$15.90

Total Return, at Net Asset Value[2]	(2.29)%	5.21%	7.75%	(5.56)%	1.03%	3.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,807	$45,125	$44,364	$58,024	$76,085	$95,056

Average net assets (in thousands)	$42,589	$42,185	$46,208	$67,746	$85,328	$101,464

Ratios to average net assets:[3]
Net investment income	4.25%	4.28%	4.78%	4.14%	3.59%	3.59%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.59%	1.59%	1.59%	1.55%	1.63%	1.52%
Interest and fees from borrowings	0.07%	0.09%	0.25%	0.18%	0.05%	0.15%
Interest and fees on short-term floating rate notes issued[4]	0.04%	0.04%	0.15%	0.22%	0.28%	0.25%

Total expenses	1.70%	1.72%	1.99%	1.95%	1.96%	1.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.70%	1.69%	1.96%	1.94%	1.96%	1.92%

Portfolio turnover rate	12%	20%	28%	49%	16%	19%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
72 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

	Six Months
	Ended
	March 31, 2011			Year Ended September 30,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$14.63	$14.50	$14.06	$15.48	$15.86	$15.81

Income (loss) from investment operations:
Net investment income[1]	.31	.63	.65	.63	.57	.57
Net realized and unrealized gain (loss)	(.64)	.12	.39	(1.47)	(.39)	.03

Total from investment operations	(.33)	.75	1.04	(.84)	.18	.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.62)	(.60)	(.58)	(.56)	(.55)

Net asset value, end of period	$13.99	$14.63	$14.50	$14.06	$15.48	$15.86

Total Return, at Net Asset Value[2]	(2.24)%	5.33%	7.85%	(5.60)%	1.13%	3.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$921,172	$961,560	$599,965	$510,713	$529,974	$566,254

Average net assets (in thousands)	$959,410	$760,222	$496,015	$529,924	$551,823	$557,832

Ratios to average net assets:[3]
Net investment income	4.35%	4.34%	4.84%	4.18%	3.62%	3.60%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.50%	1.49%	1.52%	1.51%	1.60%	1.49%
Interest and fees from borrowings	0.07%	0.09%	0.25%	0.18%	0.05%	0.15%
Interest and fees on short-term floating rate notes issued[4]	0.04%	0.04%	0.15%	0.22%	0.28%	0.25%

Total expenses	1.61%	1.62%	1.92%	1.91%	1.93%	1.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.61%	1.59%	1.89%	1.90%	1.93%	1.89%

Portfolio turnover rate	12%	20%	28%	49%	16%	19%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
73 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Period Ended
March 31, 2011 [1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$14.00

Income (loss) from investment operations:
Net investment income[2]	.13
Net realized and unrealized gain	.02

Total from investment operations	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)

Net asset value, end of period	$14.04

Total Return, at Net Asset Value[3]	1.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,906

Average net assets (in thousands)	$1,497

Ratios to average net assets:[4]
Net investment income	6.48%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.42%
Interest and fees from borrowings	0.07%
Interest and fees on short-term floating rate notes issued[5]	0.04%

Total expenses	0.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.53%

Portfolio turnover rate	12%

1.	For the period from January 31, 2011 (inception of offering) to March 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
74 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Limited Term Municipal Fund (the “Fund”) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income exempt from federal income tax. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publicly offered on January 31, 2011.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued
75 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. As of March 31, 2011, the Manager determined the fair valuation of a few municipal bonds based on internally developed cash flow models. Such investments have been classified as Level 3 instruments.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the
76 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $130,985,000 as of March 31, 2011, which represents 3.94% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At March 31, 2011, municipal bond holdings with a value of $238,464,980 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $130,985,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
77 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
At March 31, 2011, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$12,035,000	AZ Health Facilities Authority ROLs[3]	13.303%	1/1/30	$12,298,567
25,000,000	CA Health Facilities Financing Authority[3]	10.840	11/15/31	26,523,500
16,485,000	Chicago, IL Board of Education ROLs[3]	8.344	12/1/24	16,444,447
5,050,000	Chicago, IL O’Hare International Airport ROLs[3]	10.293	1/1/16	5,128,982
7,425,000	GA George L. Smith II World Congress Center Authority ROLs[3]	12.077	7/1/20	7,460,195
17,500,000	Montgomery County, PA IDA ROLs[3]	10.810	8/1/30	19,993,050
6,820,000	RI Student Loan Authority[3]	11.197	12/1/23	6,825,320
5,240,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	9.006	12/1/38	5,764,629
2,730,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	13.183	6/1/39	2,996,175
1,400,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs	17.893	12/1/38	1,529,038
1,020,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs[3]	19.124	6/1/38	1,146,643
1,165,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs[3]	17.912	12/1/38	1,369,434

				$107,479,980

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 65 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2011, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $116,160,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to
78 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2011 is as follows:

Cost	$11,914,521
Market Value	$4,308,772
Market Value as a % of Net Assets	0.14%
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2010, the Fund had available for federal income tax purposes post-October losses of $9,185,049 and unused capital loss carryforwards as follows:

Expiring

2012	$662,053
2015	70,040
2016	2,094,523
2017	32,902,442
2018	24,942,008

Total	$60,671,066

As of March 31, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $132,832,432, of which $62,976,317 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their
79 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$3,187,644,072 [1]

Gross unrealized appreciation	$40,623,285
Gross unrealized depreciation	(124,587,806)

Net unrealized depreciation	$(83,964,521)

1.	The Federal tax cost of securities does not include cost of $136,705,340, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
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Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2011	[1]	Year Ended September 30, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	39,835,134	$570,606,361	78,826,765	$1,144,560,316
Dividends and/or distributions reinvested	2,844,499	40,482,036	4,238,110	61,525,069
Redeemed	(43,909,781)	(623,687,303)	(30,466,087)	(441,472,785)

Net increase (decrease)	(1,230,148)	$(12,598,906)	52,598,788	$764,612,600

Class B
Sold	446,387	$6,384,013	1,240,939	$17,999,668
Dividends and/or distributions reinvested	44,969	639,140	81,157	1,176,375
Redeemed	(730,126)	(10,400,938)	(1,297,350)	(18,794,115)

Net increase (decrease)	(238,770)	$(3,377,785)	24,746	$381,928

81 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended March 31, 2011	[1]	Year Ended September 30, 2010
	Shares	Amount	Shares	Amount

Class C
Sold	12,556,398	$179,519,651	32,029,320	$463,106,268
Dividends and/or distributions reinvested	931,286	13,196,089	1,340,411	19,389,009
Redeemed	(13,371,550)	(188,810,675)	(9,014,670)	(130,336,850)

Net increase	116,134	$3,905,065	24,355,061	$352,158,427

Class Y
Sold	363,793	$5,115,241	—	$—
Dividends and/or distributions reinvested	544	7,658	—	—
Redeemed	(14,957)	(210,336)	—	—

Net increase	349,380	$4,912,563	—	$—

1.	For the six months ended March 31, 2011, for Class A, B, and C shares, and for the period from January 31, 2011 (inception of offering) to March 31, 2011 for Class Y Shares.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$420,296,728	$270,309,935
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Next $4.5 billion	0.400
Over $5 billion	0.390
Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of 12,000, plus out-of-pocket costs and expenses reasonably incurred.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2011, the Fund paid $900,009 to OFS for services to the Fund.
82 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2011 were as follows:

Class C	$17,379,648
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
83 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

March 31, 2011	$450,308	$139,690	$26,898	$173,607
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1 (Inverse Floating Rate Securities). The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts
84 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2386% as of March 31, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended March 31, 2011 equal 0.06% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of March 31, 2011, the Fund had borrowings outstanding at an interest rate of 0.2386%. Details of the borrowings for the six months ended March 31, 2011 are as follows:

Average Daily Loan Balance	$58,498,352
Average Daily Interest Rate	0.28%
Fees Paid	$1,678,741
Interest Paid	$95,537
6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty”) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months
85 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Reverse Repurchase Agreements Continued
ended March 31, 2011 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counter-party to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments. The Fund executed no transactions under the Facility during the six months ended March 31, 2011.
7. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others.
86 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
8. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “ Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
87 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
88 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
A Series of Oppenheimer Municipal Fund

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Senior Portfolio Manager
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
89 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
90 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
91 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	05/10/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	05/10/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	05/10/2011